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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

 (Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.5%
$ 3,692,000	Arkle PLC 2.2151%, 5/17/60 (144A),‡	$ 3,732,383
840,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	952,599
838,485	CLI Funding LLC 4.9400%, 10/15/26 (144A),‡	871,026
683,000	Commercial Mortgage Pass Through Certificates 2.3646%, 2/10/29 (144A),**,‡	687,745
734,000	Commercial Mortgage Pass Through Certificates 5.8131%, 12/10/49‡	842,298
782,000	FREMF Mortgage Trust 4.5716%, 1/25/21 (144A),‡	773,394
469,000	FREMF Mortgage Trust 5.1588%, 4/25/21 (144A),‡	482,104
667,000	FREMF Mortgage Trust 4.9328%, 7/25/21 (144A),‡	677,033
440,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A),‡	430,612
972,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A),‡	1,012,204
1,175,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	1,210,331
590,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	674,584
513,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	583,398
1,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	1,045,750
546,000	Silverstone
	1.7918%, 1/21/55 (144A),‡	549,121
401,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	415,868
507,000	SLM Student Loan Trust 2.7418%, 1/15/43 (144A),‡	497,404
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $14,902,443)		15,437,854
Bank Loans — 0.4%
Electric - Generation — 0.2%
1,262,250	AES Corp. 4.2500%, 6/1/18‡	1,262,768
Food - Miscellaneous/Diversified — 0.2%
2,267,914	Del Monte Foods Co. 4.5000%, 3/8/18‡	2,233,578
Total Bank Loans (cost $3,519,681)		3,496,346
Common Stock — 61.4%
Aerospace and Defense — 1.5%
196,390	Boeing Co.	14,605,524
Agricultural Chemicals — 0.8%
109,844	Syngenta A.G. (ADR)	7,560,563
Apparel Manufacturers — 0.8%
108,633	Coach, Inc.	8,395,158
Athletic Footwear — 1.4%
129,322	NIKE, Inc. - Class B	14,023,678
Automotive - Cars and Light Trucks — 0.4%
60,069	Daimler A.G.	3,634,775
Beverages - Wine and Spirits — 0.3%
35,063	Brown-Forman Corp. - Class B	2,923,904
Cable/Satellite Television — 2.8%
150,954	DIRECTV - Class A*	7,448,070
247,290	Time Warner Cable, Inc.	20,154,135
		27,602,205
Casino Hotels — 1.8%
191,454	Las Vegas Sands Corp.	11,022,007
519,639	MGM Resorts International*	7,077,483
		18,099,490
Chemicals - Diversified — 2.5%
343,108	E.I. du Pont de Nemours & Co.	18,150,413
157,131	LyondellBasell Industries N.V. - Class A	6,858,768
		25,009,181
Commercial Banks — 2.9%
308,282	CIT Group, Inc.*	12,713,550
66,738	ICICI Bank, Ltd. (ADR)	2,327,154
242,995	Itau Unibanco Holding S.A. (ADR)	4,663,074
362,967	Standard Chartered PLC**	9,055,744
		28,759,522
Commercial Services - Finance — 1.8%
26,205	MasterCard, Inc. - Class A	11,020,251
379,158	Western Union Co.	6,673,181
		17,693,432
Computer Services — 0.7%
93,162	Cognizant Technology Solutions Corp. - Class A*	7,168,816
Computers — 2.6%
42,923	Apple, Inc.*	25,731,051
Computers - Integrated Systems — 0.7%
108,770	Teradata Corp.*	7,412,676
Computers - Memory Devices — 1.0%
217,354	NetApp, Inc.*	9,730,939
Cosmetics and Toiletries — 0.6%
102,150	Estee Lauder Cos., Inc. - Class A	6,327,171
Diversified Banking Institutions — 0.7%
364,645	Morgan Stanley	7,161,628
E-Commerce/Products — 1.5%
409,356	eBay, Inc.*	15,101,143
E-Commerce/Services — 0.8%
10,804	priceline.com, Inc.*	7,751,870
Electronic Components - Miscellaneous — 1.2%
318,483	TE Connectivity, Ltd. (U.S. Shares)	11,704,250
Electronic Components – Semiconductors — 0.1%
137,162	ON Semiconductor Corp.*	1,235,830
Electronic Connectors — 0.7%
110,185	Amphenol Corp. - Class A	6,585,757
Enterprise Software/Services — 1.5%
504,845	Oracle Corp.	14,721,280
Finance - Other Services — 1.0%
342,541	NYSE Euronext	10,279,655
Food - Confectionary — 0.6%
101,018	Hershey Co.	6,195,434
Investment Management and Advisory Services — 1.0%
642,159	Blackstone Group L.P.	10,236,015
Life and Health Insurance — 0.4%
353,693	Prudential PLC**	4,228,342
Machinery - General Industrial — 0.3%
30,265	Roper Industries, Inc.	3,001,077
Medical - Biomedical and Genetic — 1.2%
151,651	Celgene Corp.*	11,755,986
Medical - Drugs — 4.3%
58,290	Allergan, Inc.	5,562,615
302,521	Bristol-Myers Squibb Co.	10,210,084
124,537	Endo Pharmaceuticals Holdings, Inc.*	4,823,318
407,243	Pfizer, Inc.	9,228,126
79,052	Shire PLC (ADR)**	7,490,177
101,245	Valeant Pharmaceuticals International, Inc.	5,435,844
		42,750,164
Medical - Generic Drugs — 1.1%
465,193	Mylan, Inc.*	10,908,776
Medical - HMO — 0.3%
67,900	Aetna, Inc.	3,405,864
Metal - Copper — 0.6%
147,299	Freeport-McMoRan Copper & Gold, Inc.	5,603,254
Metal Processors and Fabricators — 0.4%
22,075	Precision Castparts Corp.	3,816,768
Multimedia — 0.7%
150,611	Viacom, Inc. - Class B	7,147,998
Oil Companies - Exploration and Production — 1.7%
288,958	Canadian Natural Resources, Ltd.	9,587,626
78,465	Occidental Petroleum Corp.	7,472,222
		17,059,848
Oil Companies - Integrated — 3.0%
141,431	Chevron Corp.	15,167,060
213,241	Hess Corp.	12,570,557
100,998	Petroleo Brasileiro S.A. (ADR)	2,682,507
		30,420,124
Oil Field Machinery and Equipment — 0.3%
36,235	National Oilwell Varco, Inc.	2,879,595
Pharmacy Services — 1.2%
212,882	Express Scripts, Inc.*	11,533,947
Pipelines — 1.0%
199,775	Enterprise Products Partners L.P.	10,082,644
REIT - Health Care — 0.6%
102,658	Ventas, Inc.	5,861,772
Retail - Auto Parts — 0.7%
17,620	AutoZone, Inc.*	6,551,116
Retail - Discount — 0.7%
80,528	Costco Wholesale Corp.	7,311,942
Retail - Major Department Stores — 0.6%
105,905	Nordstrom, Inc.	5,901,027
Retail - Restaurants — 0.9%
88,693	McDonald's Corp.	8,700,783
Super-Regional Banks — 1.3%
415,962	U.S. Bancorp	13,177,676
Telephone - Integrated — 0.7%
180,211	CenturyLink, Inc.	6,965,155
Television — 2.0%
583,273	CBS Corp. - Class B	19,778,787
Tobacco — 2.7%
284,060	Altria Group, Inc.	8,768,932
209,693	Philip Morris International, Inc.**	18,580,897
		27,349,829
Toys — 1.3%
383,237	Mattel, Inc.	12,899,757
Transportation - Railroad — 1.4%
127,082	Union Pacific Corp.	13,658,773
Wireless Equipment — 0.3%
58,890	Motorola Solutions, Inc.	2,993,379
Total Common Stock (cost $468,259,753)		611,395,330
Corporate Bonds — 26.7%
Advertising Services — 0.1%
$ 612,000	WPP Finance UK 4.7500%, 11/21/21 (144A),**	639,988
Aerospace and Defense – Equipment — 0.3%
1,495,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	1,518,089
1,189,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	1,236,297
		2,754,386
Agricultural Chemicals — 0.4%
2,261,000	CF Industries, Inc. 6.8750%, 5/1/18	2,608,629
1,083,000	CF Industries, Inc. 7.1250%, 5/1/20	1,290,124
		3,898,753
Airlines — 0.1%
1,031,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,121,827
Apparel Manufacturers — 0.1%
513,000	Hanesbrands, Inc. 4.1455%, 12/15/14‡	513,646
Beverages - Wine and Spirits — 0.3%
948,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	1,049,916
2,354,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	2,387,829
		3,437,745
Brewery — 0.3%
2,954,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	3,005,284
Building - Residential and Commercial — 0.1%
743,000	MDC Holdings, Inc. 5.3750%, 12/15/14	787,804
407,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	418,322
		1,206,126
Building Products - Cement and Aggregate — 0.2%
214,000	CRH America, Inc. 4.1250%, 1/15/16	217,005
228,000	CRH America, Inc. 5.7500%, 1/15/21	235,626
1,331,000	Hanson, Ltd. 6.1250%, 8/15/16**	1,427,498
		1,880,129
Chemicals - Diversified — 1.1%
1,736,000	Lyondell Chemical Co. 8.0000%, 11/1/17	1,948,660
1,211,742	Lyondell Chemical Co. 11.0000%, 5/1/18	1,338,975
4,857,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)	4,857,000
2,267,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)	2,380,350
		10,524,985
Chemicals - Specialty — 0.5%
1,038,000	Ashland, Inc. 9.1250%, 6/1/17	1,150,882
1,854,000	Ecolab, Inc. 3.0000%, 12/8/16	1,927,773
1,565,000	Ecolab, Inc. 4.3500%, 12/8/21	1,659,082
		4,737,737
Coatings and Paint Products — 0.5%
1,542,000	RPM International, Inc. 6.1250%, 10/15/19	1,688,368
1,235,000	Sherwin-Williams Co. 3.1250%, 12/15/14	1,307,099
1,825,000	Valspar Corp. 4.2000%, 1/15/22	1,868,494
		4,863,961
Commercial Banks — 1.2%
491,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14**,‡	476,564
1,691,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	1,726,934
3,356,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,423,120
1,475,000	HSBC Bank USA 4.8750%, 8/24/20	1,511,360
819,000	Regions Bank 7.5000%, 5/15/18	927,518
1,460,000	SVB Financial Group 5.3750%, 9/15/20	1,578,959
1,948,000	Zions Bancorp 7.7500%, 9/23/14	2,133,060
		11,777,515
Computers - Memory Devices — 0.1%
1,214,000	Seagate Technology 10.0000%, 5/1/14 (144A)	1,371,820
Consulting Services — 0.6%
926,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	981,048
4,452,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,753,271
		5,734,319
Containers - Paper and Plastic — 0.3%
370,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	371,662
2,263,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	2,259,680
377,000	Sonoco Products Co. 4.3750%, 11/1/21	383,566
		3,014,908
Data Processing and Management — 0.1%
950,000	Fiserv, Inc. 3.1250%, 10/1/15	980,802
466,000	Fiserv, Inc. 3.1250%, 6/15/16	476,180
		1,456,982
Diversified Banking Institutions — 2.0%
1,840,000	Bank of America Corp. 4.5000%, 4/1/15	1,905,806
1,293,000	Bank of America Corp. 5.7000%, 1/24/22	1,368,749
987,000	Citigroup, Inc. 5.6250%, 8/27/12	1,003,625
3,019,000	Citigroup, Inc. 5.0000%, 9/15/14	3,126,564
571,000	Citigroup, Inc. 4.8750%, 5/7/15	592,001
740,000	Citigroup, Inc. 4.4500%, 1/10/17	775,155
380,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	386,705
1,158,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	1,157,671
1,096,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	1,127,499
1,311,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	1,342,288
475,000	Morgan Stanley 5.3000%, 3/1/13	488,558
644,000	Morgan Stanley 4.0000%, 7/24/15	640,895
700,000	Morgan Stanley 3.4500%, 11/2/15	683,710
2,069,000	Morgan Stanley 5.6250%, 9/23/19	2,045,039
1,922,000	Morgan Stanley 5.5000%, 7/28/21	1,878,340
458,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15**	463,082
1,334,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	1,362,258
		20,347,945
Diversified Financial Services — 1.0%
901,000	General Electric Capital Corp. 5.9000%, 5/13/14	990,319
3,405,000	General Electric Capital Corp. 6.0000%, 8/7/19	3,976,223
2,514,000	General Electric Capital Corp. 5.5000%, 1/8/20	2,851,532
1,530,000	General Electric Capital Corp. 4.6500%, 10/17/21	1,628,409
		9,446,483
Diversified Minerals — 0.3%
1,898,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	1,935,960
562,000	Teck Resources, Ltd. 7.0000%, 9/15/12	572,899
		2,508,859
Diversified Operations — 0%
309,000	Tyco International Finance S.A. 4.1250%, 10/15/14	330,436
Electric - Generation — 0%
303,000	AES Corp. 7.7500%, 10/15/15	337,845
Electric - Integrated — 0.7%
750,000	CMS Energy Corp. 1.5215%, 1/15/13‡	745,312
1,431,000	CMS Energy Corp. 4.2500%, 9/30/15	1,484,730
1,076,000	CMS Energy Corp. 5.0500%, 2/15/18	1,130,350
955,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	1,011,575
1,828,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,861,129
951,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	989,442
		7,222,538
Electronic Components – Semiconductors — 0.4%
1,701,000	National Semiconductor Corp. 3.9500%, 4/15/15	1,850,098
1,439,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,775,199
		3,625,297
Electronic Connectors — 0.3%
2,220,000	Amphenol Corp. 4.7500%, 11/15/14	2,411,510
731,000	Amphenol Corp. 4.0000%, 2/1/22	735,735
		3,147,245
Electronic Measuring Instruments — 0.1%
1,179,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,201,934
Electronics - Military — 0.2%
2,065,000	L-3 Communications Corp. 6.3750%, 10/15/15	2,114,044
Engineering - Research and Development Services — 0.2%
1,041,000	URS Corp. 3.8500%, 4/1/17 (144A)	1,037,595
994,000	URS Corp. 5.0000%, 4/1/22 (144A)	982,561
		2,020,156
Finance - Auto Loans — 0.9%
946,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	960,112
846,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	931,323
3,561,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,595,763
1,284,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,422,843
1,616,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,673,943
		8,583,984
Finance - Consumer Loans — 0.3%
1,858,000	SLM Corp. 6.2500%, 1/25/16	1,932,320
764,000	SLM Corp. 6.0000%, 1/25/17	786,920
577,000	SLM Corp. 7.2500%, 1/25/22	602,863
		3,322,103
Finance - Credit Card — 0.2%
1,539,000	American Express Co. 6.8000%, 9/1/66‡	1,569,780
Finance - Investment Bankers/Brokers — 1.4%
898,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	956,289
906,000	Jefferies Group, Inc. 3.8750%, 11/9/15	894,675
1,647,000	Jefferies Group, Inc. 5.1250%, 4/13/18	1,597,590
1,595,000	Jefferies Group, Inc. 8.5000%, 7/15/19	1,770,450
1,069,000	Lazard Group LLC 7.1250%, 5/15/15	1,159,118
391,000	Lazard Group LLC 6.8500%, 6/15/17	429,859
1,913,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	1,975,787
3,514,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,584,280
1,198,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,279,828
679,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	744,481
		14,392,357
Finance - Mortgage Loan Banker — 0.2%
1,757,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	1,881,496
Food - Meat Products — 0.4%
43,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	45,150
3,687,000	Tyson Foods, Inc. 6.8500%, 4/1/16	4,184,745
		4,229,895
Food - Miscellaneous/Diversified — 0.1%
942,000	ARAMARK Corp. 8.5000%, 2/1/15	965,559
Hotels and Motels — 0.1%
686,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	753,846
427,000	Marriott International, Inc. 3.0000%, 3/1/19	419,965
253,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	293,480
		1,467,291
Investment Management and Advisory Services — 0.4%
1,959,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,110,822
1,075,000	FMR LLC 6.4500%, 11/15/39 (144A)	1,145,375
392,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	394,940
360,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	363,600
		4,014,737
Linen Supply & Related Items — 0.1%
660,000	Cintas Corp. No. 2 2.8500%, 6/1/16	676,366
691,000	Cintas Corp. No. 2 4.3000%, 6/1/21	732,967
		1,409,333
Medical - Biomedical and Genetic — 0%
247,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	274,170
Medical Instruments — 0.1%
661,000	Boston Scientific Corp. 4.5000%, 1/15/15	709,064
Money Center Banks — 0.2%
2,037,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	2,112,037
Multi-Line Insurance — 0.8%
1,807,000	American International Group, Inc. 4.2500%, 9/15/14	1,864,291
984,000	American International Group, Inc. 5.4500%, 5/18/17	1,057,839
2,729,000	American International Group, Inc. 6.4000%, 12/15/20	3,088,488
1,549,000	American International Group, Inc. 8.1750%, 5/15/58‡	1,639,617
		7,650,235
Oil - Field Services — 0.1%
592,000	Weatherford International, Ltd. 4.5000%, 4/15/22	591,142
Oil and Gas Drilling — 0.4%
2,639,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,832,795
735,000	Rowan Cos., Inc. 5.0000%, 9/1/17	782,460
		3,615,255
Oil Companies - Exploration and Production — 0.6%
1,980,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	2,292,052
920,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	1,024,650
206,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	235,612
1,126,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,275,195
1,086,000	Southwestern Energy Co. 4.1000%, 3/15/22 (144A)	1,076,502
		5,904,011
Oil Companies - Integrated — 0.9%
2,946,000	Phillips 66 2.9500%, 5/1/17 (144A)	2,994,320
2,993,000	Phillips 66 4.3000%, 4/1/22 (144A)	3,044,477
2,975,000	Phillips 66 5.8750%, 5/1/42 (144A)	3,047,641
		9,086,438
Oil Refining and Marketing — 0.2%
94,000	Frontier Oil Corp. 8.5000%, 9/15/16	99,875
1,067,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,227,809
509,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	532,849
387,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	423,070
		2,283,603
Paper and Related Products — 0.1%
721,000	International Paper Co. 6.0000%, 11/15/41	782,625
Pharmacy Services — 1.2%
1,287,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	1,302,861
4,459,000	Aristotle Holding, Inc. 2.6500%, 2/15/17 (144A)	4,509,391
2,397,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	2,565,312
2,074,000	Aristotle Holding, Inc. 3.9000%, 2/15/22 (144A)	2,096,287
1,016,000	Express Scripts, Inc. 3.1250%, 5/15/16	1,057,966
410,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	418,414
		11,950,231
Pipelines — 1.6%
520,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	566,753
964,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	967,194
1,449,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,452,534
263,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	293,902
752,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	779,724
726,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	739,631
1,077,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	1,126,711
374,000	Energy Transfer Partners L.P. 6.0500%, 6/1/41	377,401
387,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	451,985
2,110,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,226,050
1,426,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	1,477,134
406,000	Plains All American Pipeline L.P. 8.7500%, 5/1/19	528,812
739,000	Plains All American Pipeline L.P. 5.0000%, 2/1/21	811,434
706,000	TC Pipelines L.P. 4.6500%, 6/15/21	738,166
3,579,000	Western Gas Partners L.P. 5.3750%, 6/1/21	3,836,688
		16,374,119
Publishing - Newspapers — 0%
154,000	Gannett Co., Inc. 6.3750%, 9/1/15	164,010
Publishing - Periodicals — 0.2%
1,536,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	1,518,745
Real Estate Management/Services — 0.1%
515,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	547,187
348,000	ProLogis L.P. 6.6250%, 5/15/18	396,143
378,000	ProLogis L.P. 6.8750%, 3/15/20	434,203
		1,377,533
Real Estate Operating/Development — 0.1%
935,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	994,649
Reinsurance — 0.1%
1,320,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	1,406,234
REIT - Diversified — 0.4%
1,313,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,363,665
2,529,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,617,831
		3,981,496
REIT - Health Care — 0.3%
569,000	Senior Housing Properties Trust 6.7500%, 4/15/20	600,758
746,000	Senior Housing Properties Trust 6.7500%, 12/15/21	791,410
1,224,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	1,263,648
		2,655,816
REIT - Hotels — 0.2%
1,659,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	1,708,770
REIT - Office Property — 0.6%
1,892,000	Alexandria Real Estate Corp. 4.6000%, 4/1/22	1,852,066
525,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	557,968
1,116,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	1,135,888
2,153,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	2,452,779
		5,998,701
REIT - Regional Malls — 0.7%
3,981,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	4,090,478
2,620,000	Rouse Co. L.P. 6.7500%, 11/9/15	2,754,275
		6,844,753
REIT - Shopping Centers — 0%
393,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	407,116
Retail - Regional Department Stores — 0.6%
853,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	883,748
1,783,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	1,954,418
1,733,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	1,988,706
363,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	364,058
768,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	895,716
		6,086,646
Retail - Restaurants — 0.2%
1,602,000	Brinker International 5.7500%, 6/1/14	1,698,929
Steel - Producers — 0.3%
1,271,000	ArcelorMittal 4.5000%, 2/25/17	1,274,719
993,000	ArcelorMittal 5.5000%, 3/1/21	974,604
724,000	ArcelorMittal 6.2500%, 2/25/22	732,036
		2,981,359
Telecommunication Services — 0.2%
1,686,000	Qwest Corp. 6.7500%, 12/1/21	1,881,998
Telephone - Integrated — 0.4%
498,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	500,490
3,572,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	3,813,110
		4,313,600
Transportation - Railroad — 0.3%
702,164	CSX Corp. 8.3750%, 10/15/14	799,525
1,410,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,565,100
603,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	651,240
		3,015,865
Transportation - Services — 0%
261,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	259,462
Transportation - Truck — 0.2%
1,447,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,495,532
Total Corporate Bonds (cost $254,647,650)		266,203,572
Mortgage-Backed Securities — 4.6%
Fannie Mae:
366,857	5.0000%, 2/1/23	398,205
681,443	5.5000%, 1/1/25	743,076
371,807	5.5000%, 1/1/33	408,596
367,580	5.0000%, 11/1/33	397,995
694,271	5.0000%, 12/1/33	751,717
399,342	5.0000%, 2/1/34	432,385
1,210,873	5.5000%, 4/1/34	1,330,684
2,126,585	5.5000%, 9/1/34	2,333,348
803,090	5.5000%, 5/1/35	879,039
5,051,957	5.5000%, 7/1/35	5,543,148
2,055,688	6.0000%, 12/1/35	2,297,608
621,447	6.0000%, 3/1/37	688,043
3,290,492	5.5000%, 5/1/37	3,616,075
615,775	6.0000%, 5/1/37	680,224
559,915	5.5000%, 7/1/37	610,592
568,208	5.5000%, 3/1/38	624,430
877,085	6.0000%, 11/1/38	968,883
1,594,035	6.0000%, 11/1/38	1,766,350
483,340	4.5000%, 10/1/40	522,832
439,052	5.0000%, 3/1/41	482,035
1,283,307	4.5000%, 4/1/41	1,382,589
894,942	5.0000%, 4/1/41	983,037
1,135,874	5.0000%, 4/1/41	1,259,078
Freddie Mac:
664,651	5.0000%, 1/1/19	717,395
453,613	5.0000%, 2/1/19	489,610
608,614	5.5000%, 8/1/19	659,675
445,241	5.5000%, 5/1/38	488,372
1,168,197	5.5000%, 10/1/39	1,281,360
1,004,142	4.5000%, 1/1/41	1,082,790
734,705	4.5000%, 5/1/41	789,593
2,273,733	5.0000%, 5/1/41	2,512,560
Ginnie Mae:
834,305	6.0000%, 11/20/34	944,984
525,259	5.0000%, 1/20/35	579,072
1,113,627	5.5000%, 3/15/36	1,250,069
699,280	5.0000%, 4/15/39	775,122
798,597	5.0000%, 10/15/39	885,210
1,272,291	5.0000%, 11/15/39	1,415,005
1,269,660	5.0000%, 2/15/41	1,404,851
577,588	5.0000%, 5/15/41	640,051
296,318	4.5000%, 7/15/41	325,616
Total Mortgage-Backed Securities (cost $44,891,444)		45,341,304
Preferred Stock — 0.1%
Food - Miscellaneous/Diversified — 0.1%
6	H.J. Heinz Finance Co., 8.0000% (144A)
	(cost $600,000)	649,500
U.S. Treasury Notes/Bonds — 3.9%
U.S. Treasury Notes/Bonds:
$ 9,931,000	0.2500%, 3/31/14	9,913,929
9,950,000	0.3750%, 3/15/15	9,911,911
280,000	0.8750%, 2/28/17	278,031
9,648,000	3.1250%, 5/15/21	10,501,250
4,172,000	2.1250%, 8/15/21	4,169,067
3,534,000	2.0000%, 2/15/22	3,466,080
1,061,000	3.1250%, 2/15/42	1,017,068
Total U.S. Treasury Notes/Bonds (cost $38,426,647)		39,257,336
Money Market — 1.4%
14,108,000	Janus Cash Liquidity Fund LLC, 0% (cost $14,108,000)	14,108,000
Total Investments (total cost $839,355,618) – 100%		$ 995,889,242

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$6,176,918	0.6%
Brazil	7,345,581	0.7%
Canada	17,822,419	1.8%
Cayman Islands	1,371,820	0.1%
France	3,437,745	0.4%
Germany	3,634,775	0.4%
India	2,327,154	0.2%
Jersey	7,490,177	0.8%
Luxembourg	3,311,795	0.3%
Mexico	2,216,340	0.2%
Netherlands	14,096,118	1.4%
Switzerland	19,855,955	2.0%
United Kingdom	23,324,196	2.4%
United States††	883,478,249	88.7%
Total	$995,889,242	100.0%
††	Includes Cash Equivalents (87.3% excluding Cash Equivalents).

Forward Currency Contracts, Open

March 31, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 5/17/12	1,520,000	$ 2,430,131	$ (17,526)
HSBC Securities (USA), Inc.: British Pound 4/5/12	1,700,000	2,718,787	(37,615)
JPMorgan Chase & Co.: British Pound 5/24/12	1,760,000	2,813,668	(35,719)
RBC Capital Markets Corp.: British Pound 5/10/12	1,900,000	3,037,845	(20,341)
Total		$ 11,000,431	$ (111,201)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Portfolio	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio	$ 81,136,624	8.1%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 15,437,854	$ -

Bank Loans	-	3,496,346	-

Common Stock
Agricultural Chemicals	-	7,560,563	-
Commercial Banks	21,769,294	6,990,228	-
Medical - Drugs	35,259,987	7,490,177	-
Oil Companies - Integrated	27,737,617	2,682,507	-
All Other	501,904,957	-	-

Corporate Bonds	-	266,203,572	-

Mortgage-Backed Securities	-	45,341,304	-

Preferred Stock	-	649,500	-

U.S. Treasury Notes/Bonds	-	39,257,336	-
Money Market	-	14,108,000	-

Total Investments in Securities	$ 586,671,855	$ 409,217,387	$ -
Other Financial Instruments(b):	$ -	$ (111,201)	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$ 44,105,873

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.4%
Advertising Agencies — 0.5%
59,675	Omnicom Group, Inc.	$ 3,022,539
Advertising Sales — 0.6%
108,356	Lamar Advertising Co. - Class A*	3,511,818
Aerospace and Defense — 1.4%
71,625	TransDigm Group, Inc.*	8,291,310
Aerospace and Defense – Equipment — 1.0%
144,270	HEICO Corp. - Class A	5,792,440
Agricultural Chemicals — 2.0%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares) **	11,396,000
Airlines — 1.5%
235,403	Ryanair Holdings PLC (ADR) **	8,540,421
Auction House - Art Dealer — 0.9%
209,231	Ritchie Bros. Auctioneers, Inc. (U.S. Shares) **	4,971,329
Automotive - Truck Parts and Equipment - Original — 0.5%
43,160	WABCO Holdings, Inc.*	2,610,317
Broadcast Services and Programming — 0.6%
69,050	Discovery Communications, Inc. - Class C*	3,237,064
Commercial Services — 0.9%
76,045	CoStar Group, Inc.*	5,250,907
Commercial Services - Finance — 1.4%
173,165	Global Payments, Inc.	8,220,143
Computer Aided Design — 0.6%
48,765	ANSYS, Inc.*	3,170,700
Computer Services — 0.6%
35,290	IHS, Inc. - Class A*	3,304,908
Computers — 0.8%
7,958	Apple, Inc.*	4,770,582
Computers - Integrated Systems — 0.9%
156,635	Jack Henry & Associates, Inc.	5,344,386
Consulting Services — 5.7%
249,678	Gartner, Inc.*	10,646,270
467,465	Verisk Analytics, Inc. - Class A*,**	21,956,831
		32,603,101
Containers - Metal and Glass — 0.9%
120,582	Ball Corp.	5,170,556
Decision Support Software — 2.7%
419,100	MSCI, Inc. - Class A*	15,427,071
Diagnostic Equipment — 1.5%
129,582	Gen-Probe, Inc.*	8,605,541
Diagnostic Kits — 0.7%
46,925	IDEXX Laboratories, Inc.*	4,103,591
Distribution/Wholesale — 5.3%
109,205	Fastenal Co.	5,907,990
7,049,720	Li & Fung, Ltd.	16,177,870
39,305	W.W. Grainger, Inc.	8,443,107
		30,528,967
Electric Products - Miscellaneous — 1.1%
135,592	AMETEK, Inc.	6,577,568
Electronic Components - Miscellaneous — 3.0%
638,200	Flextronics International, Ltd.*	4,614,186
351,875	TE Connectivity, Ltd. (U.S. Shares)	12,931,406
		17,545,592
Electronic Components – Semiconductors — 2.8%
1,316,106	ON Semiconductor Corp.*	11,858,115
114,770	Xilinx, Inc.	4,181,071
		16,039,186
Electronic Connectors — 2.7%
260,670	Amphenol Corp. - Class A	15,580,246
Electronic Forms — 1.2%
195,930	Adobe Systems, Inc.*	6,722,358
Entertainment Software — 0.4%
144,545	Electronic Arts, Inc.*	2,382,102
Finance - Investment Bankers/Brokers — 1.0%
150,038	LPL Investment Holdings, Inc.	5,692,442
Instruments - Controls — 2.6%
28,010	Mettler-Toledo International, Inc.*	5,174,847
301,787	Sensata Technologies Holding N.V.*, **	10,103,829
		15,278,676
Instruments - Scientific — 1.6%
46,346	Thermo Fisher Scientific, Inc.	2,612,987
68,245	Waters Corp.*	6,323,582
		8,936,569
Insurance Brokers — 1.0%
111,680	AON Corp.*	5,479,021
Investment Management and Advisory Services — 1.3%
116,556	T. Rowe Price Group, Inc.	7,611,107
Machinery - General Industrial — 1.6%
91,115	Roper Industries, Inc.	9,034,963
Medical - Biomedical and Genetic — 2.8%
88,230	Celgene Corp.*	6,839,589
268,110	Incyte Corp., Ltd.*	5,174,523
104,975	Vertex Pharmaceuticals, Inc.*	4,305,025
		16,319,137
Medical - Drugs — 1.1%
119,854	Valeant Pharmaceuticals International, Inc. **	6,434,961
Medical - Generic Drugs — 0.5%
114,010	Impax Laboratories, Inc.*	2,802,366
Medical Information Systems — 1.4%
111,760	athenahealth, Inc.*	8,283,651
Medical Instruments — 3.3%
318,780	St. Jude Medical, Inc.	14,125,142
72,250	Techne Corp.	5,064,725
		19,189,867
Medical Products — 4.5%
126,105	Henry Schein, Inc.*	9,543,627
238,970	Varian Medical Systems, Inc.*	16,479,371
		26,022,998
Metal Processors and Fabricators — 1.5%
48,865	Precision Castparts Corp.	8,448,758
Oil Companies - Exploration and Production — 0.4%
103,760	Ultra Petroleum Corp. (U.S. Shares)*, **	2,348,089
Oil Field Machinery and Equipment — 2.6%
321,355	Dresser-Rand Group, Inc.*	14,907,658
Patient Monitoring Equipment — 1.1%
278,121	Masimo Corp.	6,502,469
Pharmacy Services — 0.2%
39,901	Omnicare, Inc.	1,419,279
Pipelines — 1.5%
112,564	Kinder Morgan Management LLC*	8,400,651
Printing - Commercial — 2.5%
377,278	VistaPrint N.V. (U.S. Shares)*, **	14,581,795
Retail - Automobile — 0.5%
109,918	Copart, Inc.*	2,865,562
Retail - Catalog Shopping — 0.6%
39,760	MSC Industrial Direct Co. - Class A	3,311,213
Retail - Petroleum Products — 1.3%
189,480	World Fuel Services Corp.	7,768,680
Retail - Restaurants — 0.5%
151,930	Arcos Dorados Holdings, Inc. - Class A	2,748,414
Semiconductor Components/Integrated Circuits — 2.4%
1,420,454	Atmel Corp.*	14,005,676
Semiconductor Equipment — 3.0%
197,045	ASML Holdings N.V. (U.S. Shares) **	9,879,836
133,127	KLA-Tencor Corp.	7,244,772
		17,124,608
Telecommunication Equipment - Fiber Optics — 0.5%
222,315	Corning, Inc.	3,130,195
Telecommunication Services — 2.1%
392,514	Amdocs, Ltd. (U.S. Shares)*	12,395,592
Transactional Software — 2.1%
267,295	Solera Holdings, Inc.	12,266,168
Transportation - Railroad — 0.6%
42,625	Canadian Pacific Railway, Ltd. **	3,237,369
Transportation - Services — 2.8%
145,855	C.H. Robinson Worldwide, Inc.	9,552,044
146,232	Expeditors International of Washington, Inc.	6,801,250
		16,353,294
Transportation - Truck — 1.5%
148,340	Landstar System, Inc.	8,562,185
Vitamins and Nutrition Products — 0.9%
64,285	Mead Johnson Nutrition Co.	5,302,227
Wireless Equipment — 4.9%
475,275	Crown Castle International Corp.*	25,351,168
57,790	Motorola Solutions, Inc.	2,937,466
		28,288,634
Total Common Stock (cost $358,834,481)		567,775,017
Money Market — 1.6%
8,968,606	Janus Cash Liquidity Fund LLC, 0% (cost $8,968,606)	8,968,606
Total Investments (total cost $367,803,087) – 100%		$ 576,743,623

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$16,177,870	2.8%
Canada	28,387,748	4.9%
Guernsey	12,395,592	2.2%
Ireland	8,540,421	1.5%
Netherlands	34,565,460	6.0%
Singapore	4,614,186	0.8%
Switzerland	12,931,406	2.2%
United States††	456,382,526	79.1%
Virgin Islands (British)	2,748,414	0.5%
Total	$576,743,623	100.0%
††	Includes Cash Equivalents (77.6% excluding Cash Equivalents).
Forward Currency Contracts, Open March 31, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC:
Canadian Dollar 5/17/12	2,950,000	$2,955,439	$(7,797)
Euro 5/17/12	1,290,000	1,720,605	(8,736)
		4,676,044	(16,533)
HSBC Securities (USA), Inc.: Euro 4/5/12	2,500,000	3,333,766	(27,716)
JPMorgan Chase & Co.: Euro 5/24/12	2,280,000	3,041,192	(39,914)
Total		$11,051,002	$(84,163)
Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts. forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$ -	$ 8,540,421	$ -
Commercial Services - Finance	-	8,220,143	-
All Other	551,014,453	-	-

Money Market	-	8,968,606	-

Total Investments in Securities	$551,014,453	$25,729,170	$-
Other Financial Instruments(b):	$-	$(84,163)	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$ 79,008,828

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.7%
$4,611,000	Arkle PLC 2.2151%, 5/17/60 (144A), ‡	$4,661,435
1,010,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	$1,145,387
967,852	CLI Funding LLC 4.9400%, 10/15/26 (144A),‡	1,005,413
838,000	Commercial Mortgage Pass Through Certificates 2.3646%, 2/10/29 (144A),‡	843,822
897,000	Commercial Mortgage Pass Through Certificates 5.8131%, 12/10/49‡	1,029,348
837,000	FREMF Mortgage Trust 4.5716%, 1/25/21 (144A),‡	827,789
523,000	FREMF Mortgage Trust 5.1588%, 4/25/21 (144A),‡	537,613
836,000	FREMF Mortgage Trust 4.9328%, 7/25/21 (144A),‡	848,575
461,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A),‡	451,164
1,169,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A),‡	1,217,352
1,334,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	1,374,112
584,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	667,723
584,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	664,141
1,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	1,045,750
655,000	Silverstone 1.7918%, 1/21/55 (144A),‡	658,745
438,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	454,240
506,000	SLM Student Loan Trust 2.7418%, 1/15/43 (144A),‡	496,423
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $17,300,620)		17,929,032
Bank Loans — 0.5%
Electric - Generation — 0.2%
834,570	AES Corp. 4.2500%, 6/1/18‡	834,912
Food - Miscellaneous/Diversified — 0.3%
1,476,827	Del Monte Foods Co. 4.5000%, 3/8/18‡	1,454,468
Total Bank Loans (cost $2,304,514)		2,289,380
Corporate Bonds — 61.9%
Advertising Services — 0.1%
609,000	WPP Finance UK 4.7500%, 11/21/21 (144A)	636,851
Aerospace and Defense – Equipment — 0.6%
1,673,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	1,698,838
1,263,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	1,313,241
		3,012,079
Agricultural Chemicals — 0.8%
2,140,000	CF Industries, Inc. 6.8750%, 5/1/18	2,469,025
1,274,000	CF Industries, Inc. 7.1250%, 5/1/20	1,517,653
		3,986,678
Airlines — 0.3%
394,000	Southwest Airlines Co. 5.2500%, 10/1/14	423,696
1,082,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,177,320
		1,601,016
Beverages - Wine and Spirits — 1.3%
3,098,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	3,431,054
2,643,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	2,680,982
		6,112,036
Brewery — 1.0%
1,451,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	1,469,200
3,438,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	3,497,687
		4,966,887
Building - Residential and Commercial — 0.2%
511,000	MDC Holdings, Inc. 5.3750%, 12/15/14	541,814
487,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	500,547
		1,042,361
Building Products - Cement and Aggregate — 0.4%
253,000	CRH America, Inc. 4.1250%, 1/15/16	256,553
269,000	CRH America, Inc. 5.7500%, 1/15/21	277,997
1,230,000	Hanson, Ltd. 6.1250%, 8/15/16	1,319,175
		1,853,725
Chemicals - Diversified — 2.4%
1,552,000	Lyondell Chemical Co. 8.0000%, 11/1/17	1,742,120
1,199,467	Lyondell Chemical Co. 11.0000%, 5/1/18	1,325,411
5,841,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)	5,841,000
2,485,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)	2,609,250
		11,517,781
Chemicals - Specialty — 1.1%
1,012,000	Ashland, Inc. 9.1250%, 6/1/17	1,122,055
2,182,000	Ecolab, Inc. 3.0000%, 12/8/16	2,268,824
1,859,000	Ecolab, Inc. 4.3500%, 12/8/21	1,970,756
		5,361,635
Coatings and Paint Products — 0.7%
1,059,000	RPM International, Inc. 6.1250%, 10/15/19	1,159,521
2,210,000	Valspar Corp. 4.2000%, 1/15/22	2,262,669
		3,422,190
Commercial Banks — 3.2%
505,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14‡	490,153
1,054,000	American Express Bank FSB 5.5000%, 4/16/13	1,103,347
1,565,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	1,598,256
4,039,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	4,119,780
1,265,000	HSBC Bank USA 4.8750%, 8/24/20	1,296,184
930,000	Regions Bank 7.5000%, 5/15/18	1,053,225
1,513,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)	1,542,199
1,726,000	SVB Financial Group 5.3750%, 9/15/20	1,866,633
2,285,000	Zions Bancorp. 7.7500%, 9/23/14	2,502,075
		15,571,852
Commercial Services - Finance — 0.3%
1,357,000	Western Union Co. 3.6500%, 8/22/18	1,450,835
Computers - Memory Devices — 0.3%
1,121,000	Seagate Technology 10.0000%, 5/1/14 (144A)	1,266,730
Consulting Services — 1.2%
1,083,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,147,381
4,310,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,601,662
		5,749,043
Containers - Metal and Glass — 0.1%
357,000	Ball Corp. 7.1250%, 9/1/16	389,130
Containers - Paper and Plastic — 0.6%
446,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	448,004
2,259,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	2,255,686
435,000	Sonoco Products Co. 4.3750%, 11/1/21	442,575
		3,146,265
Data Processing and Management — 0.3%
1,152,000	Fiserv, Inc. 3.1250%, 10/1/15	1,189,352
431,000	Fiserv, Inc. 3.1250%, 6/15/16	440,415
		1,629,767
Diversified Banking Institutions — 3.6%
1,745,000	Bank of America Corp. 4.5000%, 4/1/15	1,807,408
1,570,000	Bank of America Corp. 5.7000%, 1/24/22	1,661,977
747,000	Citigroup, Inc. 5.0000%, 9/15/14	773,615
635,000	Citigroup, Inc. 4.8750%, 5/7/15	658,355
925,000	Citigroup, Inc. 4.4500%, 1/10/17	968,943
357,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	363,299
1,081,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	1,080,693
1,341,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	1,379,540
1,211,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	1,239,902
1,081,000	Morgan Stanley 4.0000%, 7/24/15	1,075,789
796,000	Morgan Stanley 3.4500%, 11/2/15	777,476
1,425,000	Morgan Stanley 5.6250%, 9/23/19	1,408,497
2,359,000	Morgan Stanley 5.5000%, 7/28/21	2,305,413
543,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15	549,025
1,267,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	1,293,839
		17,343,771
Diversified Financial Services — 1.8%
412,000	General Electric Capital Corp. 4.8000%, 5/1/13	429,975
579,000	General Electric Capital Corp. 5.9000%, 5/13/14	636,398
2,759,000	General Electric Capital Corp. 6.0000%, 8/7/19	3,221,850
2,302,000	General Electric Capital Corp. 5.5000%, 1/8/20	2,611,069
1,487,000	General Electric Capital Corp. 4.6500%, 10/17/21	1,582,644
		8,481,936
Diversified Minerals — 0.6%
2,302,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	2,348,040
392,000	Teck Resources, Ltd. 7.0000%, 9/15/12	399,602
2,000	Teck Resources, Ltd. 10.7500%, 5/15/19	2,484
		2,750,126
Diversified Operations — 0.3%
1,611,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	1,653,379
Electric - Generation — 0.1%
485,000	AES Corp. 7.7500%, 10/15/15	540,775
Electric - Integrated — 1.9%
803,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	873,263
660,000	CMS Energy Corp. 1.5215%, 1/15/13‡	655,875
1,417,000	CMS Energy Corp. 4.2500%, 9/30/15	1,470,204
1,055,000	CMS Energy Corp. 5.0500%, 2/15/18	1,108,289
1,006,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	1,065,596
687,000	Monongahela Power Co. 6.7000%, 6/15/14	763,467
2,244,000	PPL Energy Supply LLC 4.6000%, 12/15/21	2,284,668
909,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	945,745
		9,167,107
Electronic Components – Semiconductors — 0.6%
1,089,000	National Semiconductor Corp. 3.9500%, 4/15/15	1,184,454
1,406,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,734,490
		2,918,944
Electronic Connectors — 0.6%
1,656,000	Amphenol Corp. 4.7500%, 11/15/14	1,798,856
884,000	Amphenol Corp. 4.0000%, 2/1/22	889,726
		2,688,582
Electronic Measuring Instruments — 0.3%
1,465,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,493,497
Electronics - Military — 0.8%
1,741,000	L-3 Communications Corp. 6.3750%, 10/15/15	1,782,349
488,000	L-3 Communications Corp. 5.2000%, 10/15/19	521,232
1,439,000	L-3 Communications Corp. 4.7500%, 7/15/20	1,485,854
		3,789,435
Engineering - Research and Development Services — 0.5%
1,283,000	URS Corp. 3.8500%, 4/1/17 (144A)	1,278,803
1,233,000	URS Corp. 5.0000%, 4/1/22 (144A)	1,218,811
		2,497,614
Finance - Auto Loans — 1.4%
543,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	551,101
3,812,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,849,213
1,093,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,211,189
1,188,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,230,597
		6,842,100
Finance - Consumer Loans — 0.8%
1,969,000	SLM Corp. 6.2500%, 1/25/16	2,047,760
931,000	SLM Corp. 6.0000%, 1/25/17	958,930
700,000	SLM Corp. 7.2500%, 1/25/22	731,377
		3,738,067
Finance - Credit Card — 0.3%
1,397,000	American Express Co. 6.8000%, 9/1/66‡	1,424,940
Finance - Investment Bankers/Brokers — 2.8%
1,152,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,226,776
903,000	Jefferies Group, Inc. 3.8750%, 11/9/15	891,713
1,569,000	Jefferies Group, Inc. 5.1250%, 4/13/18	1,521,930
813,000	Jefferies Group, Inc. 8.5000%, 7/15/19	902,430
1,594,000	Lazard Group LLC 7.1250%, 5/15/15	1,728,376
248,000	Lazard Group LLC 6.8500%, 6/15/17	272,647
4,282,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	4,367,640
1,745,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,864,190
607,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	665,538
		13,441,240
Finance - Mortgage Loan Banker — 0.4%
2,018,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	2,160,989
Food - Meat Products — 0.9%
133,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	139,650
3,790,000	Tyson Foods, Inc. 6.8500%, 4/1/16	4,301,650
		4,441,300
Food - Miscellaneous/Diversified — 0.2%
853,000	ARAMARK Corp. 8.5000%, 2/1/15	874,333
225,000	Dole Food Co., Inc. 13.8750%, 3/15/14	257,344
		1,131,677
Gas - Transportation — 0%
198,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	218,200
Hazardous Waste Disposal — 0.1%
444,000	Clean Harbors, Inc. 7.6250%, 8/15/16	467,310
Hotels and Motels — 0.9%
740,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	813,187
238,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	274,402
1,043,000	Marriott International, Inc. 4.6250%, 6/15/12	1,049,286
541,000	Marriott International, Inc. 3.0000%, 3/1/19	532,086
207,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	236,756
270,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	313,200
1,110,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,315,350
		4,534,267
Investment Management and Advisory Services — 0.8%
1,764,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,900,710
797,000	FMR LLC 6.4500%, 11/15/39 (144A)	849,176
497,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	500,727
451,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	455,510
		3,706,123
Life and Health Insurance — 0.1%
293,000	Prudential Financial, Inc. 4.7500%, 6/13/15	316,783
Linen Supply & Related Items — 0.3%
616,000	Cintas Corp. No. 2 2.8500%, 6/1/16	631,275
657,000	Cintas Corp. No. 2 4.3000%, 6/1/21	696,902
		1,328,177
Medical - Biomedical and Genetic — 0.2%
689,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	764,790
Medical Instruments — 0.1%
652,000	Boston Scientific Corp. 4.5000%, 1/15/15	699,410
Medical Products — 0.1%
686,000	CareFusion Corp. 4.1250%, 8/1/12	692,639
Metal Processors and Fabricators — 0.1%
238,000	Timken Co. 6.0000%, 9/15/14	259,560
Money Center Banks — 0.5%
2,329,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16	2,414,793
Multi-Line Insurance — 2.2%
1,967,000	American International Group, Inc. 4.2500%, 9/15/14	2,029,364
1,092,000	American International Group, Inc. 5.4500%, 5/18/17	1,173,944
2,974,000	American International Group, Inc. 6.4000%, 12/15/20	3,365,762
1,948,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,061,958
1,050,000	MetLife, Inc. 2.3750%, 2/6/14	1,076,080
536,000	MetLife, Inc. 7.7170%, 2/15/19	676,260
		10,383,368
Oil - Field Services — 0.4%
1,167,000	Korea National Oil Corp. (144A) 4.0000%, 10/27/16	1,217,830
725,000	Weatherford International, Ltd. 4.5000%, 4/15/22	723,949
		1,941,779
Oil and Gas Drilling — 0.8%
2,495,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,678,220
900,000	Rowan Cos., Inc. 5.0000%, 9/1/17	958,115
		3,636,335
Oil Companies - Exploration and Production — 1.6%
2,291,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	2,652,066
581,000	Forest Oil Corp. 8.5000%, 2/15/14	621,670
1,101,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	1,226,239
226,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	258,488
1,243,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,407,697
1,319,000	Southwestern Energy Co. 4.1000%, 3/15/22 (144A)	1,307,464
158,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	168,270
		7,641,894
Oil Companies - Integrated — 3.1%
1,490,000	BP Capital Markets PLC 2.2480%, 11/1/16	1,528,303
910,000	BP Capital Markets PLC 4.5000%, 10/1/20	999,627
1,058,000	BP Capital Markets PLC 3.5610%, 11/1/21	1,089,443
3,637,000	Phillips 66 2.9500%, 5/1/17 (144A)	3,696,654
3,694,000	Phillips 66 4.3000%, 4/1/22 (144A)	3,757,533
3,704,000	Phillips 66 5.8750%, 5/1/42 (144A)	3,794,441
		14,866,001
Oil Refining and Marketing — 0.5%
341,000	Frontier Oil Corp. 8.5000%, 9/15/16	362,312
802,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	922,870
534,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	559,021
382,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	417,604
		2,261,807
Paper and Related Products — 0.2%
825,000	International Paper Co. 6.0000%, 11/15/41	895,514
Pharmacy Services — 3.0%
1,549,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	1,568,090
5,387,000	Aristotle Holding, Inc. 2.6500%, 2/15/17 (144A)	5,447,878
2,851,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	3,051,192
2,465,000	Aristotle Holding, Inc. 3.9000%, 2/15/22 (144A)	2,491,489
1,135,000	Express Scripts, Inc. 3.1250%, 5/15/16	1,181,881
493,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	503,117
		14,243,647
Pipelines — 4.1%
552,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	601,630
1,144,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	1,147,790
1,804,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,808,400
203,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	226,852
872,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	904,148
396,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	434,662
842,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	857,809
1,341,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	1,402,897
456,000	Energy Transfer Partners L.P. 6.0500%, 6/1/41	460,147
443	Kern River Funding Corp. 4.8930%, 4/30/18‡,§	486
250,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	291,980
2,094,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,209,170
1,641,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	1,699,843
1,507,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	1,616,069
715,000	Plains All American Pipeline L.P. 5.0000%, 2/1/21	785,081
802,000	TC Pipelines L.P. 4.6500%, 6/15/21	838,540
4,207,000	Western Gas Partners L.P. 5.3750%, 6/1/21	4,509,904
		19,795,408
Publishing - Newspapers — 0%
181,000	Gannett Co., Inc. 6.3750%, 9/1/15	192,765
Publishing - Periodicals — 0.4%
1,726,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	1,706,610
Real Estate Management/Services — 0.3%
621,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	659,812
400,000	ProLogis L.P. 6.6250%, 5/15/18	455,337
434,000	ProLogis L.P. 6.8750%, 3/15/20	498,529
		1,613,678
Real Estate Operating/Development — 0.3%
1,146,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,219,110
REIT - Diversified — 0.8%
1,102,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,144,523
2,606,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,697,536
		3,842,059
REIT - Health Care — 0.6%
629,000	Senior Housing Properties Trust 6.7500%, 4/15/20	664,107
875,000	Senior Housing Properties Trust 6.7500%, 12/15/21	928,262
1,252,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	1,292,555
		2,884,924
REIT - Hotels — 0.4%
1,665,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	1,714,950
REIT - Office Property — 1.3%
2,294,000	Alexandria Real Estate Corp. 4.6000%, 4/1/22	2,245,580
407,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	432,558
1,118,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	1,137,924
1,950,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	2,221,514
		6,037,576
REIT - Regional Malls — 1.5%
4,481,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	4,604,227
2,579,000	Rouse Co. L.P. 6.7500%, 11/9/15	2,711,174
		7,315,401
REIT - Shopping Centers — 0.1%
436,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	451,660
Retail - Regional Department Stores — 0.6%
535,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	586,435
1,155,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	1,325,421
445,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	446,297
574,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	669,455
		3,027,608
Retail - Restaurants — 0.2%
1,145,000	Brinker International 5.7500%, 6/1/14	1,214,278
Steel - Producers — 1.1%
1,556,000	ArcelorMittal 4.5000%, 2/25/17	1,560,553
1,203,000	ArcelorMittal 5.5000%, 3/1/21	1,180,714
888,000	ArcelorMittal 6.2500%, 2/25/22	897,856
1,432,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	1,457,060
		5,096,183
Telecommunication Services — 0.4%
1,900,000	Qwest Corp. 6.7500%, 12/1/21	2,120,875
Telephone - Integrated — 0.9%
424,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	426,120
3,789,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	4,044,758
		4,470,878
Transportation - Railroad — 0.7%
603,077	CSX Corp. 8.3750%, 10/15/14	686,699
1,702,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,889,220
585,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	631,800
		3,207,719
Transportation - Services — 0%
239,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	237,591
Transportation - Truck — 0.4%
1,724,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,781,823
Total Corporate Bonds (cost $286,289,200)		298,425,833
Mortgage-Backed Securities — 16.0%
Fannie Mae:
445,472	5.0000%, 2/1/23	483,538
852,592	5.5000%, 1/1/25	929,705
459,298	5.5000%, 1/1/33	504,744
425,830	5.0000%, 11/1/33	461,064
803,190	5.0000%, 12/1/33	869,648
462,781	5.0000%, 2/1/34	501,072
1,569,740	5.5000%, 4/1/34	1,725,060
2,665,368	5.5000%, 9/1/34	2,924,516
930,435	5.5000%, 5/1/35	1,018,428
6,384,283	5.5000%, 7/1/35	7,005,012
2,604,505	6.0000%, 12/1/35	2,911,012
1,162,427	5.5000%, 4/1/36	1,272,359
2,918,546	5.5000%, 7/1/36	3,202,310
786,327	6.0000%, 3/1/37	870,591
3,812,906	5.5000%, 5/1/37	4,190,180
789,543	6.0000%, 5/1/37	872,179
709,548	5.5000%, 7/1/37	773,768
639,200	5.5000%, 3/1/38	702,447
1,070,044	6.0000%, 11/1/38	1,182,038
2,031,372	6.0000%, 11/1/38	2,250,963
560,169	4.5000%, 10/1/40	605,938
481,239	4.0000%, 12/1/40	509,779
508,589	5.0000%, 3/1/41	558,379
1,532,018	4.5000%, 4/1/41	1,650,541
1,036,282	5.0000%, 4/1/41	1,138,290
1,314,373	5.0000%, 4/1/41	1,456,938
1,482,905	4.5000%, 10/1/41	1,586,498
1,026,682	5.0000%, 10/1/41	1,118,042
Freddie Mac:
769,678	5.0000%, 1/1/19	830,757
560,964	5.0000%, 2/1/19	605,480
771,087	5.5000%, 8/1/19	835,778
1,912,263	6.0000%, 1/1/38	2,114,323
516,089	5.5000%, 5/1/38	566,083
1,354,381	5.5000%, 10/1/39	1,485,580
1,198,334	4.5000%, 1/1/41	1,292,192
1,554,798	4.5000%, 5/1/41	1,670,953
2,632,540	5.0000%, 5/1/41	2,909,055
352,539	4.5000%, 9/1/41	375,921
Ginnie Mae:
749,563	4.0000%, 8/15/24	808,459
1,013,506	6.0000%, 11/20/34	1,147,958
3,019,509	5.0000%, 1/20/35	3,328,859
2,706,816	5.5000%, 3/20/35	3,008,496
1,398,208	5.5000%, 3/15/36	1,569,517
919,273	5.5000%, 3/20/36	1,024,720
849,127	5.0000%, 4/15/39	941,221
1,017,262	5.0000%, 9/15/39	1,133,689
2,103,944	5.0000%, 9/15/39	2,339,864
978,166	5.0000%, 10/15/39	1,084,255
1,559,409	5.0000%, 11/15/39	1,734,329
1,590,013	5.0000%, 2/15/41	1,759,315
701,903	5.0000%, 5/15/41	777,810
378,672	4.5000%, 7/15/41	416,113
Total Mortgage-Backed Securities (cost $76,503,476)		77,035,766
U.S. Treasury Notes/Bonds — 14.1%
U.S. Treasury Notes/Bonds:
6,150,000	1.1250%, 6/15/13	6,213,665
7,100,000	1.0000%, 7/15/13	7,166,009
1,650,000	0.2500%, 3/31/14	1,647,164
3,820,000	0.2500%, 1/15/15	3,794,933
131,000	0.8750%, 11/30/16	130,447
11,834,000	0.8750%, 1/31/17	11,760,960
1,786,000	0.8750%, 2/28/17	1,773,443
1,893,000	2.3750%, 5/31/18	2,003,623
428,000	1.7500%, 10/31/18	434,788
10,692,000	3.1250%, 5/15/21**	11,637,579
12,787,000	2.1250%, 8/15/21	12,778,011
3,317,000	2.0000%, 11/15/21	3,265,431
4,255,000	2.0000%, 2/15/22	4,173,223
1,287,000	3.1250%, 2/15/42	1,233,710
Total U.S. Treasury Notes/Bonds (cost $67,238,161)		68,012,986
Money Market — 3.8%
18,117,714	Janus Cash Liquidity Fund LLC, 0%, (cost $18,117,714)	18,117,714
Total Investments (total cost $467,753,685) – 100%		$481,810,711

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$6,427,690	1.3%
Canada	2,611,256	0.5%
Cayman Islands	1,266,730	0.3%
France	6,112,036	1.3%
Luxembourg	5,292,502	1.1%
Mexico	2,521,020	0.5%
Netherlands	8,450,250	1.8%
South Korea	1,217,830	0.3%
Switzerland	723,949	0.1%
United Kingdom	15,813,964	3.3%
United States††	431,373,484	89.5%
Total	$481,810,711	100.0%
††	Includes Cash Equivalents (85.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Corporation

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio
Kern River Funding Corp. 4.8930%, 4/30/18	4/28/2003	$454	$486	0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2012. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 99,081,695	20.6%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$ --	$ 17,929,032	$ --

Bank Loans	--	2,289,380	--

Corporate Bonds	--	298,425,833	--

Mortgage-Backed Securities	--	77,035,766	--

U.S. Treasury Notes/Bonds	--	68,012,986	--

Money Market	--	18,117,714	--

Total Investments in Securities	$ --	$ 481,810,711	$ --

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$ 6,530,628

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.2%
Apparel Manufacturers — 0.8%
1,281,700	Prada SpA	$ 8,335,267
Applications Software — 3.9%
1,246,165	Microsoft Corp.	40,188,821
Athletic Footwear — 1.6%
154,705	NIKE, Inc. - Class B	16,776,210
Automotive - Cars and Light Trucks — 2.1%
1,711,320	Ford Motor Co.	21,374,387
Beverages - Wine and Spirits — 1.0%
97,677	Pernod-Ricard S.A.	10,211,728
Brewery — 0%
339,003	Anheuser-Busch InBev N.V. - VVPR Strip*	1,356
Casino Hotels — 2.0%
1,528,735	MGM Resorts International*	20,821,371
Commercial Banks — 1.8%
748,756	Standard Chartered PLC	18,680,880
Commercial Services — 1.6%
568,670	Iron Mountain, Inc.	16,377,696
Commercial Services - Finance — 1.0%
24,590	MasterCard, Inc. - Class A	10,341,079
Computers — 11.3%
194,445	Apple, Inc.*	116,563,944
Computers - Memory Devices — 4.3%
1,470,455	EMC Corp.*	43,937,195
E-Commerce/Products — 8.4%
38,755	Amazon.com, Inc.*	7,848,275
2,131,885	eBay, Inc.*	78,645,238
		86,493,513
Electronic Components - Miscellaneous — 2.3%
657,225	TE Connectivity, Ltd. (U.S. Shares)	24,153,019
Electronic Connectors — 1.4%
245,315	Amphenol Corp. - Class A	14,662,477
Enterprise Software/Services — 2.6%
926,352	Oracle Corp.	27,012,424
Industrial Automation and Robotics — 4.6%
264,100	FANUC Corp.	46,851,819
Life and Health Insurance — 3.7%
4,549,400	AIA Group, Ltd.	16,667,795
1,795,692	Prudential PLC	21,467,203
		38,134,998
Medical - Biomedical and Genetic — 8.0%
872,328	Celgene Corp.*	67,622,867
355,142	Vertex Pharmaceuticals, Inc.*	14,564,373
		82,187,240
Medical Instruments — 2.5%
46,760	Intuitive Surgical, Inc.*	25,332,230
Metal - Diversified — 1.8%
1,154,287	Ivanhoe Mines, Ltd. (U.S. Shares)*	18,168,477
Metal Processors and Fabricators — 2.4%
144,110	Precision Castparts Corp.	24,916,619
Multimedia — 4.7%
2,468,710	News Corp. - Class A	48,608,900
Pharmacy Services — 8.7%
546,135	Express Scripts, Inc.*	29,589,594
860,594	Medco Health Solutions, Inc.*	60,499,758
		90,089,352
Retail - Apparel and Shoe — 4.6%
987,750	Limited Brands, Inc.	47,412,000
Retail - Jewelry — 2.4%
385,356	Cie Financiere Richemont S.A.	24,170,157
Transportation - Services — 5.4%
294,140	C.H. Robinson Worldwide, Inc.	19,263,229
453,330	United Parcel Service, Inc. - Class B	36,592,797
		55,856,026
Wireless Equipment — 3.3%
631,565	Crown Castle International Corp.*	33,687,677
Total Common Stock (cost $689,414,267)		1,011,346,862
Money Market — 1.8%
18,897,188	Janus Cash Liquidity Fund LLC, 0% (cost $18,897,188)	18,897,188
Total Investments (total cost $708,311,455) – 100%		$ 1,030,244,050

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$1,356	0.0%
Canada	18,168,477	1.8%
France	10,211,728	1.0%
Hong Kong	16,667,795	1.6%
Italy	8,335,267	0.8%
Japan	46,851,819	4.5%
Switzerland	48,323,176	4.7%
United Kingdom	40,148,083	3.9%
United States††	841,536,349	81.7%
Total	$1,030,244,050	100.0%
††	Includes Cash Equivalents (79.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*	Non-income producing security.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$ 1,011,346,862	$ -	$ -
Money Market	-	18,897,188	-

Total Investments in Securities	$ 1,011,346,862	$ 18,897,188	$ -
(a) Includes Fair Value Factors.

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares Value
Common Stock — 99.1%
Applications Software — 6.8%
208,536	Microsoft Corp.**	$6,725,286
60,520	RealPage, Inc.*	1,160,168
4,535	Salesforce.com, Inc.*	700,703
8,586,157
Cable/Satellite Television — 2.1%
22,095	Comcast Corp. - Class A	663,071
23,940	Time Warner Cable, Inc.	1,951,110
2,614,181
Commercial Services — 2.4%
80,469	Iron Mountain, Inc.**	2,317,507
75,751	Live Nation Entertainment, Inc.*	712,060
3,029,567
Commercial Services - Finance — 2.1%
6,120	MasterCard, Inc. - Class A	2,573,705
Computer Aided Design — 3.6%
36,591	ANSYS, Inc.*	2,379,147
49,400	Autodesk, Inc.*	2,090,608
4,469,755
Computer Services — 0.5%
8,475	Cognizant Technology Solutions Corp. - Class A*	652,151
Computer Software — 2.3%
33,545	Blackbaud, Inc.	1,114,700
60,406	Cornerstone OnDemand, Inc.*	1,319,267
16,880	SS&C Technologies Holdings, Inc.*	393,811
2,827,778
Computers — 4.3%
8,905	Apple, Inc.*	5,338,280
Computers - Integrated Systems — 3.3%
40,295	Jack Henry & Associates, Inc.	1,374,865
40,776	Teradata Corp.*	2,778,885
4,153,750
Computers - Memory Devices — 5.1%
125,371	EMC Corp.*	3,746,085
59,966	NetApp, Inc.*	2,684,678
6,430,763
Consulting Services — 3.7%
51,666	Gartner, Inc.*	2,203,038
31,530	Verisk Analytics, Inc. - Class A*	1,480,964
25,745	Zillow, Inc.*	916,265
4,600,267
E-Commerce/Products — 7.5%
13,447	Amazon.com, Inc.*,**	2,723,152
162,183	eBay, Inc.*,**	5,982,931
5,875	Netflix, Inc.*	675,860
9,381,943
E-Commerce/Services — 0.9%
23,444	Ctrip.com International, Ltd. (ADR)*	507,328
14,040	OpenTable, Inc.*	568,199
1,075,527
Electronic Components - Miscellaneous — 3.3%
114,102	TE Connectivity, Ltd. (U.S. Shares)	4,193,248
Electronic Components – Semiconductors — 5.5%
126,768	ARM Holdings PLC**	1,200,228
26,940	Ceva, Inc.*	611,807
408,347	ON Semiconductor Corp.*	3,679,207
654	Samsung Electronics Co., Ltd.	736,031
18,025	Xilinx, Inc.	656,651
6,883,924
Electronic Connectors — 3.0%
63,245	Amphenol Corp. - Class A	3,780,154
Electronic Measuring Instruments — 0.5%
13,405	Agilent Technologies, Inc.	596,657
Electronics - Military — 1.3%
59,096	Ultra Electronics Holdings PLC**	1,653,028
Enterprise Software/Services — 5.0%
37,170	Aveva Group PLC**	985,025
8,970	Informatica Corp.*	474,513
114,904	Oracle Corp.	3,350,601
46,632	QLIK Technologies, Inc.*,**	1,492,224
6,302,363
Entertainment Software — 1.1%
81,200	Nexon Co., Ltd.*,**	1,414,990
Industrial Automation and Robotics — 2.0%
14,249	FANUC Corp.**	2,527,798
Internet Applications Software — 0.6%
28,500	Tencent Holdings, Ltd.	794,960
Internet Content - Entertainment — 2.2%
39,298	Youku.com, Inc. (ADR)*	864,163
140,544	Zynga, Inc. - Class A*	1,848,154
2,712,317
Internet Content - Information/News — 1.6%
18,165	Bankrate, Inc.*	449,584
9,820	LinkedIn Corp. - Class A*	1,001,542
19,057	Yelp, Inc.*	512,442
1,963,568
Internet Gambling — 1.2%
631,193	Bwin.Party Digital Entertainment PLC**	1,564,683
Media — 0.3%
25,540	Workday, Inc. - Private Placement∞,§	338,660
Medical - Biomedical and Genetic — 1.6%
26,025	Celgene Corp.*	2,017,458
Medical Information Systems — 2.1%
35,505	athenahealth, Inc.*	2,631,631
Multimedia — 2.4%
70,405	Demand Media, Inc.*	510,436
61,315	News Corp. - Class A	1,207,293
29,635	Walt Disney Co.	1,297,420
3,015,149
Networking Products — 1.0%
60,270	Cisco Systems, Inc.	1,274,710
Printing - Commercial — 1.1%
35,163	VistaPrint N.V. (U.S. Shares)*	1,359,050
Semiconductor Components/Integrated Circuits — 5.8%
369,700	Atmel Corp.*	3,645,242
1,269,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	3,652,263
7,297,505
Semiconductor Equipment — 2.5%
62,685	ASML Holding N.V.	3,132,954
Software Tools — 0.5%
5,575	VMware, Inc. - Class A*	626,463
Telecommunication Equipment - Fiber Optics — 0.5%
45,000	Corning, Inc.	633,600
Telecommunication Services — 2.2%
89,081	Amdocs, Ltd. (U.S. Shares)*,**	2,813,178
Television — 1.1%
42,277	CBS Corp. - Class B	1,433,613
Toys — 0.8%
6,832	Nintendo Co., Ltd.**	1,027,896
Transactional Software — 1.2%
31,485	Solera Holdings, Inc.	1,444,847
Wireless Equipment — 4.1%
41,419	Crown Castle International Corp.*	2,209,289
29,805	SBA Communications Corp. - Class A*	1,514,392
139,454	Telefonaktiebolaget L.M. Ericsson - Class B	1,445,507
5,169,188
Total Common Stock (cost $99,419,332)	124,337,416
Money Market — 1.7%
2,117,140	Janus Cash Liquidity Fund LLC, 0% (cost $2,117,140)	2,117,140
Total Investments (total cost $101,536,472) – 100.8%	$126,454,556
Securities Sold Short — (0.8)%
Common Stock Sold Short — (0.8)%
Computers - Memory Devices — (0.2)%
9,060	Seagate Technology PLC	(244,167)
Computers – Peripheral Equipment — (0.2)%
6,080	Synaptics, Inc.*	(221,981)
Printing - Commercial — (0.4)%
21,205	Valassis Communications, Inc.*	(487,715)
Total Securities Sold Short (proceeds $1,106,958)	$(953,863)

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Cayman Islands	$2,166,451	1.7%
Gibraltar	1,564,683	1.2%
Guernsey	2,813,178	2.2%
Japan	4,970,684	3.9%
Netherlands	4,492,004	3.6%
South Korea	736,031	0.6%
Sweden	1,445,507	1.2%
Switzerland	4,193,248	3.3%
Taiwan	3,652,263	2.9%
United Kingdom	3,838,281	3.0%
United States††	96,582,226	76.4%
Total	$126,454,556	100.0%
††	Includes Cash Equivalents (74.7% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions)

March 31, 2012 (unaudited)

Country	Value	% of Securities Sold Short
Ireland	$(244,167)	25.6%
United States	(709,696)	74.4%
Total	$(953,863)	100.0%

Forward Currency Contracts, Open March 31, 2012 (unaudited) Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 5/17/12	379,000	$605,934	$(4,370)
Japanese Yen 5/17/12	97,000,000	1,172,720	5,766
		1,778,654	1,396
HSBC Securities (USA), Inc.:
British Pound 4/5/12	110,000	175,922	(2,434)
Japanese Yen 4/5/12	81,100,000	980,080	11,335
		1,156,002	8,901
JPMorgan Chase & Co.: Japanese Yen 5/24/12	43,300,000	523,527	39
RBC Capital Markets Corp.: Japanese Yen 5/10/12	89,000,000	1,075,929	(7,822)
Total		$4,534,112	$2,514

Schedule of Written Options – Calls	Value
Corning, Inc. expires January 2013 450 contracts exercise price $15.00	$(50,316)
Oracle Corp. expires September 2012 420 contracts exercise price $33.00	(22,807)
Total Written Options - Calls (premiums received $90,300)	$(73,123)

Schedule of Written Options – Puts	Value
Atmel Corp. expires August 2012 725 contracts exercise price $8.00	$(31,618)
Corning, Inc. expires January 2013 450 contracts exercise price $12.50	(45,537)
Microsoft Corp. expires January 2013 705 contracts exercise price $25.00	(51,406)
Oracle Corp. expires September 2012 420 contracts exercise price $28.00	(64,489)
Total Written Options - Puts (premiums received $268,500)	$(193,050)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on n American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of March 31, 2012)

	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	$ 338,660	0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	10/13/11	$338,660	$ 338,660	0.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2012. The issuer incurs all registration rights.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
E-Commerce/Services	$ 568,199	$ 507,328	$ -
Internet Content - Entertainment	1,848,154	864,163	-
Media	-	-	338,660
All Other	120,210,912	-	-

Money Market	-	2,117,140	-

Total Investments in Securities	$ 122,627,265	$ 3,488,631	$ 338,660
Investments in Securities Sold Short:	$ (953,863)	$ -	$ -
Other Financial Instruments(b):	$ -	$ (263,659)	$ -

(a)	Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2012)

	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2012
Investments in Securities:
Common Stock
Media	$ 338,660	$-	$-	$-	$-	$-	$338,660

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 28,042,851

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts	Value
Common Stock — 97.5%
Apparel Manufacturers — 1.0%
895,900	Prada SpA**	$ 5,826,298
Applications Software — 0.8%
141,105	Microsoft Corp.	4,550,636
Athletic Footwear — 1.4%
78,724	NIKE, Inc. - Class B	8,536,831
Beverages - Wine and Spirits — 1.4%
78,233	Pernod-Ricard S.A.**	8,178,938
Brewery — 3.0%
154,567	Anheuser-Busch InBev N.V.**	11,290,929
172,607	SABMiller PLC**	6,927,523
		18,218,452
Cable/Satellite Television — 1.4%
99,665	Time Warner Cable, Inc.	8,122,698
Commercial Banks — 1.2%
182,200	Banco do Brasil S.A.	2,591,160
186,923	Standard Chartered PLC**	4,663,584
		7,254,744
Commercial Services - Finance — 0.6%
8,425	MasterCard, Inc. - Class A	3,543,050
Computer Aided Design — 1.5%
24,085	ANSYS, Inc.*	1,566,007
170,895	Autodesk, Inc.*	7,232,276
		8,798,283
Computers — 8.8%
87,720	Apple, Inc.*,**	52,585,508
Computers - Integrated Systems — 0.9%
75,450	Teradata Corp.*	5,141,918
Computers - Memory Devices — 2.7%
534,945	EMC Corp.*	15,984,157
Consulting Services — 0.7%
84,925	Verisk Analytics, Inc. - Class A*	3,988,927
Containers - Metal and Glass — 1.6%
226,515	Ball Corp.	9,712,963
Cosmetics and Toiletries — 1.1%
65,840	Colgate-Palmolive Co.	6,437,835
Dialysis Centers — 0.2%
16,100	DaVita, Inc.*	1,451,737
Distribution/Wholesale — 0.4%
49,008	Fastenal Co.	2,651,333
Diversified Operations — 2.2%
152,385	Danaher Corp.	8,533,560
88,530	Tyco International, Ltd. (U.S. Shares)	4,973,615
		13,507,175
E-Commerce/Products — 4.5%
36,730	Amazon.com, Inc.*	7,438,192
534,240	eBay, Inc.*	19,708,114
		27,146,306
Electronic Components - Miscellaneous — 2.1%
340,437	TE Connectivity, Ltd. (U.S. Shares)	12,511,060
Electronic Components – Semiconductors — 1.3%
867,714	ON Semiconductor Corp.*	7,818,103
Electronic Connectors — 1.5%
147,955	Amphenol Corp. - Class A	8,843,270
Enterprise Software/Services — 2.5%
515,219	Oracle Corp.	15,023,786
Industrial Automation and Robotics — 1.4%
46,700	FANUC Corp.**	8,284,665
Industrial Gases — 1.5%
79,640	Praxair, Inc.	9,129,930
Instruments - Controls — 1.9%
341,027	Sensata Technologies Holding N.V.*,**	11,417,584
Internet Content - Entertainment — 0.5%
217,862	Zynga, Inc. - Class A*	2,864,885
Investment Management and Advisory Services — 1.1%
100,885	T. Rowe Price Group, Inc.	6,587,791
Life and Health Insurance — 1.1%
531,915	Prudential PLC**	6,358,956
Medical - Biomedical and Genetic — 4.4%
254,046	Celgene Corp.*	19,693,646
11,155	Regeneron Pharmaceuticals, Inc.*	1,300,896
135,309	Vertex Pharmaceuticals, Inc.*	5,549,022
		26,543,564
Medical - Drugs — 1.1%
120,547	Valeant Pharmaceuticals International, Inc.	6,472,168
Medical - Generic Drugs — 1.1%
66,465	Perrigo Co.	6,866,499
Medical - Wholesale Drug Distributors — 0.8%
115,915	AmerisourceBergen Corp.	4,599,507
Medical Products — 2.4%
199,805	Covidien PLC (U.S. Shares)**	10,925,337
50,250	Varian Medical Systems, Inc.*	3,465,240
		14,390,577
Metal Processors and Fabricators — 2.1%
72,525	Precision Castparts Corp.	12,539,572
Multimedia — 1.1%
147,065	Walt Disney Co.	6,438,506
Oil - Field Services — 0.7%
63,205	Schlumberger, Ltd. (U.S. Shares)	4,419,926
Oil and Gas Drilling — 1.0%
108,240	Helmerich & Payne, Inc.	5,839,548
Oil Companies - Exploration and Production — 4.5%
43,535	Apache Corp.	4,372,655
77,910	Canadian Natural Resources, Ltd.	2,585,054
70,095	EOG Resources, Inc.	7,787,555
28,665	Noble Energy, Inc.	2,802,864
63,315	Occidental Petroleum Corp.	6,029,487
418,700	OGX Petroleo e Gas Participacoes S.A.*	3,464,882
		27,042,497
Oil Companies - Integrated — 0.5%
112,085	Petroleo Brasileiro S.A. (ADR)	2,976,978
Oil Field Machinery and Equipment — 1.7%
139,647	Dresser-Rand Group, Inc.*	6,478,225
47,260	National Oilwell Varco, Inc.	3,755,752
		10,233,977
Pharmacy Services — 1.6%
179,375	Express Scripts, Inc.*	9,718,537
Pipelines — 2.2%
266,685	Enterprise Products Partners L.P.	13,459,592
REIT - Health Care — 0.2%
21,280	Ventas, Inc.	1,215,088
Retail - Apparel and Shoe — 2.6%
327,985	Limited Brands, Inc.	15,743,280
Retail - Auto Parts — 0.5%
8,160	AutoZone, Inc.*	3,033,888
Retail - Discount — 2.2%
143,565	Costco Wholesale Corp.	13,035,702
Retail - Jewelry — 0.8%
81,217	Cie Financiere Richemont S.A.	5,094,063
Retail - Major Department Stores — 3.5%
233,265	J.C. Penney Co., Inc.	8,264,579
225,830	Nordstrom, Inc.	12,583,248
		20,847,827
Retail - Restaurants — 1.1%
31,605	McDonald's Corp.	3,100,451
59,105	Starbucks Corp.	3,303,378
		6,403,829
Semiconductor Components/Integrated Circuits — 1.8%
530,568	Atmel Corp.*	5,231,400
1,991,942	Taiwan Semiconductor Manufacturing Co., Ltd.*	5,732,936
		10,964,336
Soap and Cleaning Preparations — 0.7%
78,595	Reckitt Benckiser Group PLC**	4,440,900
Telecommunication Equipment — 0%
279	Nortel Networks Corp. (U.S. Shares)*	5
Telecommunication Services — 1.1%
202,785	Amdocs, Ltd. (U.S. Shares)*,**	6,403,950
Television — 1.7%
292,795	CBS Corp. - Class B	9,928,678
Tobacco — 0.9%
61,825	Philip Morris International, Inc.	5,478,313
Toys — 1.1%
194,596	Mattel, Inc.	6,550,101
Transportation - Railroad — 0.5%
15,390	Canadian Pacific Railway, Ltd.	1,168,870
17,295	Union Pacific Corp.	1,858,867
		3,027,737
Transportation - Services — 2.1%
120,230	C.H. Robinson Worldwide, Inc.	7,873,863
99,140	Expeditors International of Washington, Inc.	4,611,001
		12,484,864
Wireless Equipment — 1.2%
132,550	Crown Castle International Corp.*	7,070,217
Total Common Stock (cost $438,251,100)		583,742,045
Purchased Options - Calls — 0.3%
787	Canadian Pacific Railway, Ltd. expires June 2012 exercise price $75.00	351,632
180	Microsoft Corp. expires January 2013 exercise price $30.00	67,414
2,630	Microsoft Corp. expires January 2013 exercise price $30.00	984,993
775	Valeant Pharmaceuticals International, Inc. expires January 2013 exercise price $52.50	590,023
Total Purchased Options - Calls (cost $1,446,517)		1,994,062
Money Market — 2.2%
13,004,276	Janus Cash Liquidity Fund LLC, 0% (cost $13,004,276)	13,004,276
Total Investments (total cost $452,701,893) – 100%		$598,740,383

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$11,290,929	1.9%
Brazil	9,033,020	1.5%
Canada	10,226,097	1.7%
Curacao	4,419,926	0.7%
France	8,178,938	1.4%
Guernsey	6,403,950	1.1%
Ireland	10,925,337	1.8%
Italy	5,826,298	1.0%
Japan	8,284,665	1.4%
Netherlands	11,417,584	1.9%
Switzerland	22,578,738	3.8%
Taiwan	5,732,936	0.9%
United Kingdom	22,390,963	3.7%
United States††	462,031,002	77.2%
Total	$598,740,383	100.0%
††	Includes Cash Equivalents (75.0% excluding Cash Equivalents).

Forward Currency Contracts, Open March 31, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 5/17/12	2,620,000	$4,188,779	$(30,210)
Japanese Yen 5/17/12	186,000,000	2,248,720	11,057
		6,437,499	(19,153)
HSBC Securities (USA), Inc.:
British Pound 4/5/12	2,405,000	3,846,284	(53,214)
Euro 4/5/12	3,300,000	4,400,572	(36,586)
Japanese Yen 4/5/12	251,600,000	3,040,546	39,296
		11,287,402	(50,504)
JPMorgan Chase & Co.:
British Pound 5/24/12	2,660,000	4,252,476	(53,985)
Euro 5/24/12	3,725,000	4,968,614	(65,211)
Japanese Yen 5/24/12	43,000,000	519,900	39
		9,740,990	(119,157)
RBC Capital Markets Corp.:
British Pound 5/10/12	2,750,000	4,396,881	(29,441)
Euro 5/10/12	2,390,000	3,187,658	(31,663)
Japanese Yen 5/10/12	200,000,000	2,417,818	(17,578)
		10,002,357	(78,682)
Total		$37,468,248	$(267,496)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil Companies - Integrated	$ -	$ 2,976,978	$ -
All Other	580,765,067	-	-

Money Market	-	13,004,276	-

Total Investments in Securities	$580,765,067	$15,981,254	$-
Investments in Purchased Options:	$-	$1,994,062	$-
Other Financial Instruments(b):	$-	$(267,496)	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$ 114,692,163

Janus Aspen Moderate Allocation Portfolio

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 61.4%
2,010	INTECH International Fund(2) - Class I Shares	$14,351
1,515	INTECH U.S. Growth Fund(3) - Class I Shares	22,326
3,022	INTECH U.S. Value Fund(4) - Class I Shares	31,310
338	Janus Aspen Overseas Portfolio - Institutional Shares	15,393
158	Janus Emerging Markets Fund - Class I Shares	1,395
211	Janus Fund - Class I Shares	6,683
417	Janus Global Real Estate Fund - Class I Shares	3,874
2,517	Janus International Equity Fund - Class I Shares	27,633
490	Janus Research Fund - Class I Shares	15,858
368	Janus Triton Fund - Class I Shares	6,779
102	Janus Twenty Fund - Class D Shares	6,284
2,288	Perkins Large Cap Value Fund - Class I Shares	31,646
289	Perkins Small Cap Value Fund - Class I Shares	6,379
		189,911
Fixed Income Funds — 38.6%
8,235	Janus Aspen Flexible Bond Portfolio - Institutional Shares	103,347
5,247	Janus Short-Term Bond Fund - Class I Shares	16,163
		119,510
Total Investments (total cost $290,739) – 100%		$309,421

(1)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Formerly named INTECH Risk-Managed International Fund.
(3)	Formerly named INTECH Risk-Managed Growth Fund.
(4)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$ -	$ 189,911	$ -
Fixed-Income Funds	-	119,510	-

Total Investments in Securities	$ -	$ 309,421	$ -

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.4%
Agricultural Operations — 0.2%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.ß,∞	$ 3,599,617
Airlines — 11.2%
8,262,842	Delta Air Lines, Inc.*,**	81,884,764
9,266,348	International Consolidated Airlines Group S.A.*	26,512,541
4,149,388	United Continental Holdings, Inc.*,**	89,211,842
		197,609,147
Automotive - Cars and Light Trucks — 4.6%
6,531,334	Ford Motor Co.**	81,576,362
Building - Residential and Commercial — 1.4%
3,624,800	MRV Engenharia e Participacoes S.A.	25,725,412
Commercial Banks — 7.9%
6,748,744	Banco Bilbao Vizcaya Argentaria S.A.	53,699,451
10,700	Banco do Brasil S.A.	152,170
14,734,068	Commercial Bank of Ceylon PLC	11,502,005
6,438,600	Hatton National Bank PLC	7,690,131
9,198,532	Intesa Sanpaolo SpA	16,485,748
1,637,655	Punjab National Bank	29,737,551
486,890	State Bank of India	20,037,139
		139,304,195
Distribution/Wholesale — 10.3%
4,383,510	Adani Enterprises, Ltd.	26,233,079
68,129,940	Li & Fung, Ltd.	156,346,249
		182,579,328
Diversified Banking Institutions — 7.1%
950,571	BNP Paribas S.A.	45,094,162
967,144	Deutsche Bank A.G.	48,111,516
15,195,231	Lloyds Banking Group PLC*	8,166,644
824,394	Societe Generale S.A.	24,146,650
		125,518,972
Diversified Operations — 1.6%
1,707,000	Aitken Spence & Co. PLC	1,501,787
22,233,465	Melco International Development, Ltd.	21,244,809
302,885	Orascom Development Holding A.G.	5,873,767
		28,620,363
Diversified Operations - Commercial Services — 1.7%
18,303,333	John Keells Holdings PLC	29,433,931
E-Commerce/Services — 0.4%
342,120	Ctrip.com International, Ltd. (ADR)*	7,403,477
Electric - Integrated — 0.8%
1,050,050	Centrais Eletricas Brasileiras S.A.	13,644,262
Electronic Components – Semiconductors — 1.4%
2,646,191	ARM Holdings PLC	25,053,898
Entertainment Software — 1.0%
1,048,200	Nexon Co., Ltd.*,**	18,265,914
Finance - Investment Bankers/Brokers — 1.8%
7,411,600	Nomura Holdings, Inc.**	32,781,216
Finance - Mortgage Loan Banker — 0.8%
1,069,135	Housing Development Finance Corp.	14,131,304
Food - Meat Products — 0.8%
3,274,000	JBS S.A.	13,457,007
Food - Retail — 0.5%
370,073	X5 Retail Group N.V. (GDR)	8,489,475
Hotels and Motels — 2.9%
23,407,835	Shangri-La Asia, Ltd.	51,184,763
Independent Power Producer — 0.2%
2,302,007	Adani Power, Ltd.*	3,095,553
Internet Content - Entertainment — 1.4%
1,138,888	Youku.com, Inc. (ADR)*	25,044,147
Medical - Drugs — 1.0%
375,210	Jazz Pharmaceuticals PLC*	18,186,429
Metal - Diversified — 1.5%
1,721,734	Ivanhoe Mines, Ltd.*	27,089,858
Oil and Gas Drilling — 0.5%
1,343,952	Karoon Gas Australia, Ltd.*	9,060,632
Oil Companies - Exploration and Production — 4.0%
2,641,915	Chariot Oil & Gas, Ltd.*	8,365,973
544,121	Cobalt International Energy, Inc.*	16,339,954
27,100	HRT Participacoes em Petroleo S.A.*	9,390,171
405,417	Niko Resources, Ltd.	14,266,027
2,525,100	OGX Petroleo e Gas Participacoes S.A.*	20,896,043
245,059	Ophir Energy PLC*	1,989,020
		71,247,188
Oil Companies - Integrated — 6.0%
830,971	Pacific Rubiales Energy Corp.	24,282,486
3,066,945	Petroleo Brasileiro S.A. (ADR)**	81,458,059
		105,740,545
Oil Refining and Marketing — 4.3%
5,114,549	Reliance Industries, Ltd.	75,362,789
Property and Casualty Insurance — 1.3%
3,104,013	Reliance Capital, Ltd.	23,910,772
Real Estate Operating/Development — 10.1%
29,200,684	China Overseas Land & Investment, Ltd.	55,503,599
2,403,110	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	21,269,374
1,998,991	DLF, Ltd.	7,917,087
70,494,732	Evergrande Real Estate Group, Ltd.	37,765,197
10,111,000	Hang Lung Properties, Ltd.	37,044,023
5,510,620	PDG Realty S.A. Empreendimentos e Participacoes	19,056,290
		178,555,570
Semiconductor Components/Integrated Circuits — 0%
1	Taiwan Semiconductor Manufacturing Co., Ltd.*	3
Semiconductor Equipment — 3.3%
1,155,278	ASML Holding N.V.	57,740,021
Sugar — 2.8%
7,836,042	Bajaj Hindusthan, Ltd.	4,784,077
426,300	Bajaj Hindusthan, Ltd. (GDR)	260,256
3,032,876	Cosan, Ltd. - Class A	45,038,209
		50,082,542
Telecommunication Services — 0.4%
3,915,909	Reliance Communications, Ltd.	6,461,173
Toys — 3.6%
430,100	Nintendo Co., Ltd.**	64,709,909
Wireless Equipment — 0.6%
1,024,952	Telefonaktiebolaget L.M. Ericsson - Class B	10,624,115
Total Common Stock (cost $1,600,940,747)		1,725,289,889
Money Market — 2.6%
45,772,000	Janus Cash Liquidity Fund LLC, 0% (cost $45,772,000)	45,772,000
Total Investments (total cost $1,646,712,747) – 100%		$ 1,771,061,889

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$9,060,632	0.5%
Bermuda	252,569,221	14.3%
Brazil	205,048,788	11.6%
Canada	65,638,371	3.7%
Cayman Islands	73,812,438	4.2%
France	69,240,812	3.9%
Germany	48,111,516	2.7%
Guernsey	8,365,973	0.5%
Hong Kong	113,792,431	6.4%
India	211,930,780	12.0%
Ireland	18,186,429	1.0%
Italy	16,485,748	0.9%
Japan	115,757,039	6.5%
Netherlands	66,229,496	3.8%
Spain	80,211,992	4.5%
Sri Lanka	50,127,854	2.8%
Sweden	10,624,115	0.6%
Switzerland	5,873,767	0.3%
Taiwan	3	0.0%
United Kingdom	35,209,562	2.0%
United States††	314,784,922	17.8%
Total	$1,771,061,889	100.0%
††	Includes Cash Equivalents (15.2% excluding Cash Equivalents).

Forward Currency Contracts, Open March 31, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 10/27/11	4,815,000,000	$58,212,834	$286,237
HSBC Securities (USA), Inc.: Japanese Yen 10/6/11	4,505,000,000	54,442,202	616,885
JPMorgan Chase & Co.: Japanese Yen 10/20/11	3,791,000,000	45,835,833	3,445
RBC Capital Markets Corp.: Japanese Yen 10/13/11	3,000,000,000	36,267,265	(263,665)
Total		$194,758,134	$642,902

Total Return Swaps outstanding at March 31, 2012

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized (Depreciation)
Goldman Sachs	3,250,113,218 JPY	1-month JPY LIBOR plus 35 basis points	Custom Japanese Bank	12/24/12	$(2,104,827)
Morgan Stanley	50,568,349,887 JPY	1-month JPY LIBOR plus 50 basis points	Custom Japanese Bank	12/28/12	(2,854,451)
Morgan Stanley	24,113,113	1-month USD LIBOR plus 85 basis points	Sberbank	1/17/13	(1,269,111)
UBS A.G.	28,321,643	1-month USD LIBOR plus 85 basis points	Sberbank	7/16/12	(1,416,082)
Total					$ (7,644,471)

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offering Rate

PLC	Public Limited Company
*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of March 31, 2012)

	Value	Value as a % of Investment Securities
Janus Aspen Overseas Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$ 3,599,617	0.2%
	$ 3,599,617	0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$—	$3,599,617	$—
E-Commerce/Services	—	7,403,477	—
Food - Retail	—	8,489,475	—
Internet Content - Entertainment	—	25,044,147	—
Oil Companies - Integrated	24,282,486	81,458,059	—
Sugar	49,822,286	260,256	—
All Other	1,524,930,086	—	—

Money Market	—	45,772,000	—

Total Investments in Securities	$1,599,034,858	$172,027,031	$—
Other Financial Instruments(b):	$—	$(7,001,569)	$—
(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended March 31, 2012)

	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of March 31, 2012
Investments in Securities:
Agricultural Operations	$ 3,299,224	$ -	$ -	$ 300,393	$ -	$ 3,599,617	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$345,953,030

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 90.2%
Aerospace and Defense — 1.4%
7,600	General Dynamics Corp.	$ 557,688
13,500	Raytheon Co.	712,530
10,900	Rockwell Collins, Inc.	627,404
		1,897,622
Agricultural Chemicals — 0.5%
12,400	Mosaic Co.*	685,596
Applications Software — 0.7%
13,000	Microsoft Corp.**	419,250
20,900	Progress Software Corp.*	493,658
		912,908
Automotive - Truck Parts and Equipment - Original — 1.1%
22,400	Lear Corp.	1,041,376
9,100	TRW Automotive Holdings Corp.*	422,695
		1,464,071
Beverages - Non-Alcoholic — 0.5%
15,100	Dr. Pepper Snapple Group, Inc.	607,171
Brewery — 1.0%
30,100	Molson Coors Brewing Co. - Class B	1,362,025
Building - Residential and Commercial — 0.5%
24,400	M.D.C. Holdings, Inc.	629,276
Cellular Telecommunications — 1.2%
55,700	Vodafone Group PLC (ADR)	1,541,219
Chemicals - Diversified — 0.6%
7,177	FMC Corp.	759,757
Commercial Banks — 0.6%
2,784	First Republic Bank*	91,705
59,620	TCF Financial Corp.	708,882
		800,587
Commercial Services - Finance — 1.9%
20,000	Global Payments, Inc.	949,400
88,700	Western Union Co.	1,561,120
		2,510,520
Computer Software — 0.2%
5,900	Akamai Technologies, Inc.*	216,530
Computers — 0.1%
4,100	Hewlett-Packard Co.*	97,703
Computers - Memory Devices — 0.5%
14,100	NetApp, Inc.*	631,257
Dental Supplies and Equipment — 0.3%
12,400	Patterson Cos., Inc.	414,160
Diversified Minerals — 0.3%
11,100	Teck Resources, Ltd. - Class B	395,826
Diversified Operations — 1.1%
26,200	Tyco International, Ltd. (U.S. Shares)	1,471,916
Electric - Integrated — 2.4%
12,900	Entergy Corp.	866,880
27,200	Exelon Corp.	1,066,512
6,200	PG&E Corp.	269,142
35,300	PPL Corp.	997,578
		3,200,112
Electronic Components - Miscellaneous — 0.5%
14,700	Garmin, Ltd.	690,165
Electronic Components – Semiconductors — 1.1%
8,600	Altera Corp.	342,452
35,000	QLogic Corp.*	621,600
19,100	Semtech Corp.*	543,586
		1,507,638
Electronic Connectors — 0.4%
7,000	Thomas & Betts Corp.*	503,370
Electronic Forms — 0.3%
11,800	Adobe Systems, Inc.*	404,858
Electronic Parts Distributors — 0.7%
16,600	Tech Data Corp.*	900,716
Engineering - Research and Development Services — 2.5%
24,700	Jacobs Engineering Group, Inc.*	1,095,939
21,800	KBR, Inc.	774,990
33,036	URS Corp.	1,404,691
		3,275,620
Fiduciary Banks — 1.4%
40,600	State Street Corp.	1,847,300
Finance - Credit Card — 1.1%
43,000	Discover Financial Services	1,433,620
Finance - Investment Bankers/Brokers — 0.3%
10,500	Raymond James Financial, Inc.	383,565
Finance - Other Services — 0.4%
1,900	CME Group, Inc.	549,727
Food - Miscellaneous/Diversified — 1.1%
9,000	General Mills, Inc.	355,050
32,500	Unilever PLC (ADR)	1,074,125
		1,429,175
Food - Retail — 0.7%
15,200	Kroger Co.	368,296
27,700	Safeway, Inc.	559,817
		928,113
Food - Wholesale/Distribution — 0.8%
35,100	Sysco Corp.	1,048,086
Gas - Transportation — 0.4%
13,700	AGL Resources, Inc.	537,314
Gold Mining — 1.7%
65,300	Eldorado Gold Corp.	897,222
17,300	Goldcorp, Inc. (U.S. Shares)	779,538
10,700	Newmont Mining Corp.	548,589
		2,225,349
Instruments - Scientific — 1.4%
19,600	PerkinElmer, Inc.	542,136
24,100	Thermo Fisher Scientific, Inc.	1,358,758
		1,900,894
Internet Security — 0.8%
56,800	Symantec Corp.*	1,062,160
Intimate Apparel — 0.4%
8,700	Warnaco Group, Inc.*	508,080
Investment Management and Advisory Services — 2.7%
25,500	Ameriprise Financial, Inc.	1,456,815
8,600	Franklin Resources, Inc.	1,066,658
37,800	INVESCO, Ltd.	1,008,126
		3,531,599
Leisure & Recreation Products — 0.4%
21,100	WMS Industries, Inc.*	500,703
Machinery - Farm — 0.7%
11,700	Deere & Co.	946,530
Machinery - General Industrial — 0.4%
20,650	Babcock & Wilcox Co.*	531,738
Medical - Biomedical and Genetic — 1.8%
18,900	Charles River Laboratories International, Inc.*	682,101
26,000	Life Technologies Corp.*	1,269,320
17,500	Myriad Genetics, Inc.*	414,050
		2,365,471
Medical - Drugs — 1.5%
29,800	Forest Laboratories, Inc.*	1,033,762
17,100	Novartis A.G. (ADR)	947,511
		1,981,273
Medical - Generic Drugs — 0.6%
19,100	Teva Pharmaceutical Industries, Ltd. (ADR)	860,646
Medical - HMO — 0.9%
10,300	Health Net, Inc.*	409,116
11,000	WellPoint, Inc.	811,800
		1,220,916
Medical - Wholesale Drug Distributors — 0.6%
9,500	McKesson Corp.	833,815
Medical Instruments — 0.8%
22,900	St. Jude Medical, Inc.	1,014,699
Medical Labs and Testing Services — 1.7%
19,300	Covance, Inc.*	919,259
13,900	Laboratory Corp. of America Holdings*	1,272,406
		2,191,665
Medical Products — 2.1%
11,400	Becton, Dickinson and Co.	885,210
18,800	Covidien PLC (U.S. Shares)	1,027,984
12,900	Zimmer Holdings, Inc.	829,212
		2,742,406
Medical Sterilization Products — 0.6%
25,600	STERIS Corp.	809,472
Metal - Aluminum — 0.3%
40,900	Alcoa, Inc.	409,818
Metal - Copper — 0.4%
15,600	Freeport-McMoRan Copper & Gold, Inc.	593,424
Metal Processors and Fabricators — 0.3%
13,700	Kaydon Corp.	349,487
Motion Pictures and Services — 0.3%
11,600	Dolby Laboratories, Inc. - Class A*	441,496
Multi-Line Insurance — 1.6%
50,200	Allstate Corp.	1,652,584
45,200	Old Republic International Corp.	476,860
		2,129,444
Multimedia — 0.6%
16,100	Viacom, Inc. - Class B	764,106
Networking Products — 1.3%
51,000	Cisco Systems, Inc.	1,078,650
36,000	Polycom, Inc.*	686,520
		1,765,170
Non-Hazardous Waste Disposal — 0.8%
34,700	Republic Services, Inc.	1,060,432
Oil - Field Services — 0.4%
5,500	CARBO Ceramics, Inc.	579,975
Oil and Gas Drilling — 0.6%
15,493	Ensco PLC (ADR)	820,044
Oil Companies - Exploration and Production — 6.8%
10,700	Anadarko Petroleum Corp.	838,238
13,100	Bill Barrett Corp.*	340,731
12,800	Devon Energy Corp.	910,336
19,200	EQT Corp.	925,632
76,100	Exco Resources, Inc.	504,543
29,200	Forest Oil Corp.*	353,904
27,255	Lone Pine Resources, Inc.*	177,158
11,118	Noble Energy, Inc.	1,087,118
11,200	Plains Exploration & Production Co.*	477,680
49,400	QEP Resources, Inc.	1,506,700
14,400	Southwestern Energy Co.*	440,640
18,500	Talisman Energy, Inc.	233,100
10,900	Whitting Petroleum Corp.*	591,870
34,700	WPX Energy, Inc.	624,947
		9,012,597
Oil Companies - Integrated — 1.0%
23,100	Hess Corp.	1,361,745
Oil Field Machinery and Equipment — 0.3%
4,700	National Oilwell Varco, Inc.	373,509
Pipelines — 0.8%
12,800	Plains All American Pipeline L.P.	1,004,160
Property and Casualty Insurance — 1.0%
22,400	Travelers Cos., Inc.	1,326,080
Publishing - Books — 0.9%
46,300	Reed Elsevier N.V. (ADR)	1,182,039
Reinsurance — 3.2%
13,350	Berkshire Hathaway, Inc. - Class B*	1,083,352
14,800	Everest Re Group, Ltd.	1,369,296
14,600	PartnerRe, Ltd.	991,194
12,800	Reinsurance Group of America, Inc.	761,216
		4,205,058
REIT - Apartments — 1.3%
3,724	AvalonBay Communities, Inc.	526,387
14,400	BRE Properties, Inc.	727,920
6,200	Mid-America Apartment Communities, Inc.	415,586
		1,669,893
REIT - Diversified — 2.1%
10,500	Liberty Property Trust	375,060
21,600	Potlatch Corp.	676,944
13,200	Rayonier, Inc.	581,988
54,230	Weyerhaeuser Co.	1,188,722
		2,822,714
REIT - Hotels — 0.3%
28,500	Host Hotels & Resorts, Inc.	467,970
REIT - Mortgage — 0.6%
11,800	Annaly Capital Management, Inc.	186,676
49,800	Redwood Trust, Inc.	557,760
		744,436
REIT - Office Property — 1.5%
7,300	Alexandria Real Estate Equities, Inc.	533,849
5,600	Boston Properties, Inc.	587,944
7,100	Corporate Office Properties Trust	164,791
25,100	Mack-Cali Realty Corp.	723,382
		2,009,966
REIT - Regional Malls — 0.5%
8,800	Taubman Centers, Inc.	641,960
REIT - Storage — 0.5%
4,985	Public Storage	688,777
REIT - Warehouse and Industrial — 0.4%
14,800	ProLogis, Inc.	533,096
Retail - Apparel and Shoe — 1.3%
7,400	Abercrombie & Fitch Co. - Class A	367,114
44,300	American Eagle Outfitters, Inc.	761,517
20,200	Guess?, Inc.	631,250
		1,759,881
Retail - Consumer Electronics — 0.5%
14,100	Best Buy Co., Inc.	333,888
50,300	RadioShack Corp.	312,866
		646,754
Retail - Discount — 0.4%
8,200	Wal-Mart Stores, Inc.	501,840
Retail - Drug Store — 0.9%
11,227	CVS Caremark Corp.	502,970
22,500	Walgreen Co.	753,525
		1,256,495
Retail - Office Supplies — 0.6%
50,800	Staples, Inc.	821,944
Retail - Regional Department Stores — 1.5%
29,700	Kohl's Corp.	1,485,891
13,800	Macy's, Inc.	548,274
		2,034,165
Savings/Loan/Thrifts — 1.6%
114,800	First Niagara Financial Group, Inc.	1,129,632
55,217	Washington Federal, Inc.	928,750
		2,058,382
Semiconductor Components/Integrated Circuits — 1.5%
33,000	Analog Devices, Inc.	1,333,200
9,400	QUALCOMM, Inc.	639,388
		1,972,588
Semiconductor Equipment — 0.7%
79,200	Applied Materials, Inc.	985,248
Super-Regional Banks — 2.3%
77,700	Fifth Third Bancorp	1,091,685
20,600	PNC Financial Services Group, Inc.	1,328,494
26,900	SunTrust Banks, Inc.	650,173
		3,070,352
Telephone - Integrated — 1.2%
40,300	CenturyLink, Inc.	1,557,595
Textile-Home Furnishings — 0.3%
6,532	Mohawk Industries, Inc.*	434,443
Tools - Hand Held — 0.7%
6,400	Snap-on, Inc.	390,208
7,000	Stanley Black & Decker, Inc.	538,720
		928,928
Toys — 0.4%
14,200	Hasbro, Inc.	521,424
Transportation - Marine — 0.6%
6,200	Kirby Corp.*	407,898
6,400	Tidewater, Inc.	345,728
		753,626
Transportation - Railroad — 1.2%
17,200	CSX Corp.	370,144
6,900	Kansas City Southern	494,661
6,300	Union Pacific Corp.	677,124
		1,541,929
Transportation - Truck — 0.3%
7,200	J.B. Hunt Transport Services, Inc.	391,464
X-Ray Equipment — 0.7%
42,500	Hologic, Inc.*	915,875
Total Common Stock (cost $102,031,858)		119,375,268
Purchased Options - Puts — 0.1%
175	iShares Russell 2000 Index Fund (ETF) expires April 2012 exercise price $77.00	5,462
220	iShares Russell 2000 Index Fund (ETF) expires June 2012 exercise price $80.00	54,024
160	iShares Russell 2000 Index Fund (ETF) expires June 2012 exercise price $81.00	44,598
Total Purchased Options - Puts (premiums paid $175,401)		104,084
Repurchase Agreement — 9.7%
12,837,000	ING Financial Markets LLC, 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $17,911,090, collateralized by $899,260 in a U.S. Government Agency 0.2500%, 4/18/13 and $16,531,389 in U.S. Treasuries 0.0000%-4.8750%, 5/24/12-2/15/39, with respective values of $899,671 and $17,369,614 (cost $12,837,000)	12,837,000
Total Investments (total cost $115,044,259) – 100%		$ 132,316,352

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$ 3,368,616	2.5%
Canada	2,305,686	1.7%
Ireland	1,027,984	0.8%
Israel	860,646	0.7%
Netherlands	1,182,039	0.9%
Switzerland	3,109,592	2.3%
United Kingdom	3,435,388	2.6%
United States††	117,026,401	88.5%
Total	$132,316,352	100.0%
††	Includes Cash Equivalents (78.8% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
iShares Russell 2000 Index Fund (ETF)** expires June 2012 220 contracts exercise price $72.00	$ (18,510)
iShares Russell 2000 Index Fund (ETF)** expires June 2012 160 contracts exercise price $73.00	(15,518)
Total Written Options - Puts (premiums received $50,858 )	$(34,028)

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$ -	$ 1,541,219	$ -
Commercial Services - Finance	1,561,120	949,400	-
Food-Miscellaneous/Diversified	355,050	1,074,125	-
Medical – Drugs	1,033,762	947,511	-
Medical – Generic Drugs	-	860,646	-
Oil and Gas Drilling	-	820,044	-
Publishing – Books	-	1,182,039	-
All Other	109,050,352	-	-

Repurchase Agreement	-	12,837,000	-

Total Investments in Securities	$112,000,284	$20,211,984	$-
Investments in Purchased Options:	$-	$104,084	$-
Other Financial Instruments(b):	$-	$(34,028)	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Perkins Mid Cap Value Portfolio	$ 43,704

Janus Aspen Protected Series - Growth

Schedule of Investments (unaudited)

Shares or Contract Amount		Value
Common Stock — 98.8%
Apparel Manufacturers — 1.0%
8,500	Prada SpA	$55,278
Applications Software — 0.9%
1,661	Microsoft Corp.	53,567
Athletic Footwear — 1.5%
769	NIKE, Inc. - Class B	83,390
Beverages - Wine and Spirits — 1.4%
772	Pernod-Ricard S.A.	80,709
Brewery — 3.2%
1,561	Anheuser-Busch InBev N.V. (ADR)	113,516
1,726	SABMiller PLC	69,272
		182,788
Cable/Satellite Television — 1.4%
997	Time Warner Cable, Inc.	81,255
Commercial Banks — 1.3%
1,800	Banco do Brasil S.A.	25,599
1,871	Standard Chartered PLC	46,680
		72,279
Commercial Services - Finance — 0.6%
83	MasterCard, Inc. - Class A	34,905
Computer Aided Design — 1.3%
143	ANSYS, Inc.*	9,298
1,541	Autodesk, Inc.*	65,215
		74,513
Computers — 8.9%
848	Apple, Inc.*	508,351
Computers - Integrated Systems — 0.8%
695	Teradata Corp.*	47,364
Computers - Memory Devices — 2.7%
5,163	EMC Corp.*	154,270
Consulting Services — 0.7%
828	Verisk Analytics, Inc. - Class A*	38,891
Containers - Metal and Glass — 1.6%
2,178	Ball Corp.	93,393
Cosmetics and Toiletries — 1.4%
816	Colgate-Palmolive Co.	79,788
Dialysis Centers — 0.2%
139	DaVita, Inc.*	12,534
Distribution/Wholesale — 0.4%
465	Fastenal Co.	25,157
Diversified Operations — 2.3%
1,480	Danaher Corp.	82,880
893	Tyco International, Ltd. (U.S. Shares)	50,169
		133,049
E-Commerce/Products — 4.5%
327	Amazon.com, Inc.*	66,221
5,124	eBay, Inc.*	189,024
		255,245
Electronic Components - Miscellaneous — 2.2%
3,409	TE Connectivity, Ltd. (U.S. Shares)	125,281
Electronic Components – Semiconductors — 1.2%
7,843	ON Semiconductor Corp.*	70,665
Electronic Connectors — 1.5%
1,404	Amphenol Corp. - Class A	83,917
Enterprise Software/Services — 3.4%
6,618	Oracle Corp.**	192,981
Food - Miscellaneous/Diversified — 1.1%
1,847	Unilever N.V. (ADR)	62,853
Industrial Automation and Robotics — 1.2%
400	FANUC Corp.	70,961
Industrial Gases — 1.6%
774	Praxair, Inc.	88,731
Instruments - Controls — 2.0%
3,350	Sensata Technologies Holding N.V.*	112,158
Internet Content - Entertainment — 0.6%
2,672	Zynga, Inc. - Class A*	35,137
Investment Management and Advisory Services — 1.2%
1,052	T. Rowe Price Group, Inc.	68,696
Life and Health Insurance — 1.1%
2,583	Prudential PLC (ADR)	62,069
Medical - Biomedical and Genetic — 4.3%
2,423	Celgene Corp.*	187,831
1,348	Vertex Pharmaceuticals, Inc.*	55,281
		243,112
Medical - Drugs — 1.1%
1,219	Valeant Pharmaceuticals International, Inc.	65,448
Medical - Generic Drugs — 1.1%
613	Perrigo Co.	63,329
Medical - Wholesale Drug Distributors — 0.8%
1,105	AmerisourceBergen Corp.	43,846
Medical Products — 2.3%
2,018	Covidien PLC (U.S. Shares)	110,344
284	Varian Medical Systems, Inc.*	19,585
		129,929
Metal Processors and Fabricators — 2.2%
709	Precision Castparts Corp.	122,586
Multimedia — 1.3%
1,649	Walt Disney Co.	72,193
Oil - Field Services — 0.7%
602	Schlumberger, Ltd. (U.S. Shares)	42,098
Oil and Gas Drilling — 1.0%
1,067	Helmerich & Payne, Inc.	57,565
Oil Companies - Exploration and Production — 4.8%
448	Apache Corp.	44,997
1,023	Canadian Natural Resources, Ltd.	33,943
710	EOG Resources, Inc.	78,881
165	Noble Energy, Inc.	16,134
701	Occidental Petroleum Corp.	66,756
4,100	OGX Petroleo e Gas Participacoes S.A.*	33,929
		274,640
Oil Companies - Integrated — 0.5%
1,117	Petroleo Brasileiro S.A. (ADR)	29,668
Oil Field Machinery and Equipment — 1.7%
1,324	Dresser-Rand Group, Inc.*	61,420
462	National Oilwell Varco, Inc.	36,715
		98,135
Pharmacy Services — 1.4%
1,435	Express Scripts, Inc.*	77,748
Pipelines — 2.5%
3,724	Kinder Morgan, Inc.	143,933
Retail - Apparel and Shoe — 2.7%
3,221	Limited Brands, Inc.	154,608
Retail - Auto Parts — 0.3%
39	AutoZone, Inc.*	14,500
Retail - Discount — 2.0%
1,256	Costco Wholesale Corp.	114,045
Retail - Jewelry — 0.9%
846	Cie Financiere Richemont S.A.	53,063
Retail - Major Department Stores — 2.6%
1,025	J.C. Penney Co., Inc.	36,316
2,004	Nordstrom, Inc.	111,663
		147,979
Retail - Restaurants — 0.9%
362	McDonald's Corp.	35,512
286	Starbucks Corp.	15,985
		51,497
Semiconductor Components/Integrated Circuits — 1.8%
4,170	Atmel Corp.*	41,116
3,875	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	59,210
		100,326
Soap and Cleaning Preparations — 0.8%
782	Reckitt Benckiser Group PLC	44,186
Telecommunication Services — 1.1%
1,956	Amdocs, Ltd. (U.S. Shares)*	61,770
Television — 1.3%
2,138	CBS Corp. - Class B	72,500
Tobacco — 1.0%
632	Philip Morris International, Inc.	56,002
Toys — 0.6%
942	Mattel, Inc.	31,708
Transportation - Railroad — 0.3%
170	Union Pacific Corp.	18,272
Transportation - Services — 2.2%
1,167	C.H. Robinson Worldwide, Inc.	76,427
1,012	Expeditors International of Washington, Inc.	47,068
		123,495
Wireless Equipment — 1.4%
1,536	Crown Castle International Corp.*	81,930
Total Common Stock (cost $4,920,891)		5,630,286
U.S. Treasury Notes/Bonds — 0.5%
U.S. Treasury Notes/Bonds:
$15,000	0.8750%, 11/30/16	14,937
15,000	1.3750%, 12/31/18	14,842
Total U.S. Treasury Notes/Bonds (cost $30,013)		29,779
Money Market — 0.7%
41,087	Janus Cash Liquidity Fund LLC, 0% (cost $41,087)	41,087
Capital Protection Agreement — 0%
1	Janus Aspen Protected Series - Growth∞,§ (cost $0)	0
Total Investments (total cost $4,991,991) – 100%		$5,701,152

Summary of Investments by Country – (Long Positions)

Country	Value	% of Investment Securities
Belgium	$113,516	2.0%
Brazil	89,196	1.6%
Canada	99,391	1.7%
Curacao	42,098	0.7%
France	80,709	1.4%
Guernsey	61,770	1.1%
Ireland	110,344	1.9%
Italy	55,278	1.0%
Japan	70,961	1.3%
Netherlands	175,011	3.1%
Switzerland	228,513	4.0%
Taiwan	59,210	1.0%
United Kingdom	222,207	3.9%
United States††	4,292,948	75.3%
Total	$5,701,152	100.0%
††	Includes Cash Equivalents (74.6% excluding Cash Equivalents).

Schedule of Written Options – Calls	Value
BNP IVIX Index expires April 2012 3,912 contracts exercise price $0.00 (premiums received $0)	$ (38,118)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S.Shares	Shares of foreign companies trading on an American Stock Exchange

*	Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of March 31, 2012)

		Value as a % of Investment
	Value	Securities
Capital Protection Agreement	$ -	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Capital Protection Agreement	1/3/12	$ -	$ -	0.0%

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Common Stock
Brewery	$69,272	$113,516	$—
Food – Miscellaneous/Diversified	—	62,853	—
Life and Health Insurance	—	62,069	—
Oil Companies - Integrated	—	29,668	—
All Other	5,292,908	—	—

U.S. Treasury Notes/Bonds	—	29,779	—

Money Market	—	41,087	—
Total Investments in Securities	$ 5,362,180	$ 338,972	$ —
Other Financial Instruments(b):	$ —	$ (38,118)	$ —

(a)	Includes fair value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended March 31, 2012)
	Balance as of January 3, 2012	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of March 31, 2012
Investments in Securities:
Capital Protection Agreement
Janus Aspen Protected Series - Growth	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Protected Series - Growth	$ 72,900

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 96.5%
Aerospace and Defense — 1.0%
96,990	General Dynamics Corp.	$ 7,117,126
Agricultural Operations — 0.1%
8,132,810	Chaoda Modern Agriculture Holdings, Ltd.ß,∞	628,396
Airlines — 0.8%
548,105	Delta Air Lines, Inc.*	5,431,721
Apparel Manufacturers — 0.6%
648,761	Prada SpA**	4,219,081
Applications Software — 0.5%
115,605	Microsoft Corp.	3,728,261
Automotive - Cars and Light Trucks — 1.3%
712,000	Ford Motor Co.	8,892,880
Building - Residential and Commercial — 1.8%
3,710	NVR, Inc.*	2,694,684
12,190,394	Taylor Wimpey PLC	10,040,547
		12,735,231
Cable/Satellite Television — 2.1%
488,475	Comcast Corp. - Class A	14,659,135
Casino Hotels — 0.4%
613,592	Echo Entertainment Group, Ltd.	2,789,574
Cellular Telecommunications — 0.6%
1,475,489	Vodafone Group PLC	4,063,512
Coal — 0.6%
4,583,500	Harum Energy Tbk PT	4,087,485
Commercial Banks — 3.5%
730,581	Banco Bilbao Vizcaya Argentaria S.A.**	5,813,200
522,100	Banco do Brasil S.A.	7,425,054
468,011	Standard Chartered PLC	11,676,510
		24,914,764
Commercial Services — 1.2%
124,491	Aggreko PLC	4,479,741
351,900	Anhanguera Educacional Participacoes S.A.	4,242,779
		8,722,520
Computer Aided Design — 1.3%
135,426	ANSYS, Inc.*	8,805,399
Computers - Integrated Systems — 0.8%
79,365	Teradata Corp.*	5,408,725
Computers - Memory Devices — 1.0%
229,380	EMC Corp.*	6,853,874
Distribution/Wholesale — 1.1%
3,331,815	Li & Fung, Ltd.	7,645,930
Diversified Banking Institutions — 8.4%
1,971,140	Barclays PLC	7,416,167
342,920	Citigroup, Inc.	12,533,726
327,785	JPMorgan Chase & Co.	15,071,554
646,160	Morgan Stanley	12,690,583
388,868	Societe Generale S.A.**	11,390,014
		59,102,044
E-Commerce/Products — 0.9%
167,925	eBay, Inc.*	6,194,753
Educational Software — 0.5%
895,967	Educomp Solutions, Ltd.	3,395,493
Electric - Generation — 0%
2,340,214	Indiabulls Infrastructure and Power, Ltd. ß,∞	97,853
Electric - Integrated — 1.2%
348,470	Fortum Oyj**	8,457,220
Electronic Components - Miscellaneous — 1.4%
275,865	TE Connectivity, Ltd. (U.S. Shares)	10,138,039
Enterprise Software/Services — 0.8%
191,965	Oracle Corp.	5,597,699
Financial Guarantee Insurance — 0.8%
1,111,185	MGIC Investment Corp.*	5,511,478
Food - Confectionary — 1.2%
134,335	Hershey Co.	8,238,766
Food - Miscellaneous/Diversified — 1.0%
209,315	Unilever N.V.**	7,121,751
Food - Wholesale/Distribution — 0.6%
2,364,375	Olam International, Ltd.	4,440,141
Heart Monitors — 0.7%
74,535	HeartWare International, Inc.*	4,896,204
Hotels and Motels — 0.9%
168,663	Accor S.A.**	6,020,867
Independent Power Producer — 1.4%
628,370	NRG Energy, Inc.*	9,846,558
Industrial Automation and Robotics — 1.7%
68,700	FANUC Corp.**	12,187,505
Industrial Gases — 1.9%
118,230	Praxair, Inc.	13,553,887
Instruments - Controls — 0.5%
114,090	Sensata Technologies Holding N.V.*,**	3,819,733
Internet Content - Entertainment — 0.8%
250,800	Youku.com, Inc. (ADR)*	5,515,092
Internet Gambling — 0.7%
1,957,753	Bwin.Party Digital Entertainment PLC	4,853,131
Life and Health Insurance — 4.6%
4,123,400	AIA Group, Ltd.	15,107,044
1,093,500	CNO Financial Group, Inc.*	8,507,430
752,060	Prudential PLC	8,990,754
		32,605,228
Machinery - Construction and Mining — 0.7%
67,655	Joy Global, Inc.	4,972,643
Machinery - General Industrial — 0.5%
181,900	Nabtesco Corp.**	3,732,522
Medical - Biomedical and Genetic — 4.1%
204,018	Celgene Corp.*,**	15,815,475
44,855	Gilead Sciences, Inc.*	2,191,167
56,120	Regeneron Pharmaceuticals, Inc.*	6,544,714
111,455	Vertex Pharmaceuticals, Inc.*	4,570,770
		29,122,126
Medical - Drugs — 1.1%
98,570	Sanofi**	7,653,893
Medical - Generic Drugs — 0.8%
234,298	Mylan, Inc.*	5,494,288
Medical - HMO — 1.0%
146,230	Aetna, Inc.	7,334,897
Medical - Wholesale Drug Distributors — 1.0%
180,220	AmerisourceBergen Corp.	7,151,130
Medical Products — 0.6%
59,460	Varian Medical Systems, Inc.*	4,100,362
Metal - Iron — 1.6%
1,085,850	Fortescue Metals Group, Ltd.	6,533,407
199,415	Vale S.A. (ADR)	4,652,352
		11,185,759
Multimedia — 0.9%
324,405	News Corp. - Class A	6,387,534
Networking Products — 1.4%
451,905	Cisco Systems, Inc.	9,557,791
Non-Ferrous Metals — 0.7%
336,645	Titanium Metals Corp.	4,564,906
Office Automation and Equipment — 0.6%
94,500	Canon, Inc.**	4,465,196
Oil - Field Services — 1.5%
181,160	Baker Hughes, Inc.	7,597,850
178,662	Trican Well Service, Ltd.	2,624,748
		10,222,598
Oil Companies - Exploration and Production — 2.8%
77,620	Apache Corp.	7,796,153
121,520	Occidental Petroleum Corp.	11,572,349
		19,368,502
Oil Companies - Integrated — 4.8%
515,339	BG Group PLC	11,934,218
597,410	Petroleo Brasileiro S.A. (ADR)	15,867,210
122,187	Total S.A.**	6,230,655
		34,032,083
Oil Field Machinery and Equipment — 0.5%
80,265	Dresser-Rand Group, Inc.*	3,723,493
Pharmacy Services — 1.1%
114,635	Medco Health Solutions, Inc.*	8,058,841
Pipelines — 1.0%
169,890	Energy Transfer Equity L.P.	6,846,567
Property and Casualty Insurance — 0.9%
242,800	Tokio Marine Holdings, Inc.**	6,663,430
Real Estate Operating/Development — 1.8%
2,302,565	Hang Lung Properties, Ltd.	8,435,988
10,758,000	Shun Tak Holdings, Ltd.	4,350,137
		12,786,125
Retail - Apparel and Shoe — 0.5%
16,800	Fast Retailing Co., Ltd.**	3,828,979
Retail - Drug Store — 1.3%
263,305	Walgreen Co.	8,818,084
Retail - Major Department Stores — 1.4%
178,030	Nordstrom, Inc.	9,919,832
Rubber/Plastic Products — 0.6%
2,303,904	Jain Irrigation Systems, Ltd.	4,452,677
Semiconductor Components/Integrated Circuits — 1.8%
691,950	Atmel Corp.*	6,822,627
2,027,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	5,833,835
		12,656,462
Semiconductor Equipment — 0.6%
80,255	ASML Holding N.V.**	4,011,091
Soap and Cleaning Preparations — 1.0%
118,082	Reckitt Benckiser Group PLC	6,672,057
Telecommunication Services — 1.7%
387,455	Amdocs, Ltd. (U.S. Shares)*	12,235,829
Tobacco — 2.6%
178,781	Imperial Tobacco Group PLC	7,248,226
1,897	Japan Tobacco, Inc.**	10,682,804
		17,931,030
Transportation - Marine — 1.2%
1,057	A.P. Moeller - Maersk A/S - Class B	8,162,982
Transportation - Railroad — 1.4%
42,138	Canadian Pacific Railway, Ltd.	3,199,226
88,185	Kansas City Southern	6,321,982
		9,521,208
Transportation - Services — 0.6%
90,930	Expeditors International of Washington, Inc.	4,229,154
Vitamins and Nutrition Products — 1.0%
89,070	Mead Johnson Nutrition Co.	7,346,494
Wireless Equipment — 2.7%
194,645	SBA Communications Corp. - Class A*	9,889,913
904,647	Telefonaktiebolaget L.M. Ericsson - Class B	9,377,096
		19,267,009
Total Common Stock (cost $658,153,693)		678,774,630
Preferred Stock — 0.8%
Automotive - Cars and Light Trucks — 0.8%
31,606	Volkswagen A.G. (cost $5,904,251)	5,557,002
Purchased Option - Call — 0%
15,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2013 exercise price 4.0336 HKD (premiums paid $132,768)	1,522
Warrant — 1.3%
Diversified Financial Services — 1.3%
651,747	JPMorgan Chase & Co., 10/28/18 (cost $7,006,280)	8,720,375
Money Market — 1.4%
10,115,752	Janus Cash Liquidity Fund LLC, 0% (cost $10,115,752)	10,115,752
Total Investments (total cost $681,312,744) – 100%		$ 703,169,281

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$9,322,981	1.3%
Bermuda	7,645,930	1.1%
Brazil	32,187,395	4.6%
Canada	5,823,974	0.8%
Cayman Islands	6,143,488	0.9%
Denmark	8,162,982	1.2%
Finland	8,457,220	1.2%
France	31,295,429	4.5%
Germany	5,557,002	0.8%
Gibraltar	4,853,131	0.7%
Guernsey	12,235,829	1.7%
Hong Kong	27,893,169	4.0%
India	7,946,023	1.1%
Indonesia	4,087,485	0.6%
Italy	4,219,081	0.6%
Japan	41,560,436	5.9%
Netherlands	14,952,575	2.1%
Singapore	4,440,141	0.6%
Spain	5,813,200	0.8%
Sweden	9,377,096	1.3%
Switzerland	10,138,039	1.5%
Taiwan	5,833,835	0.8%
United Kingdom	72,521,732	10.3%
United States††	362,701,108	51.6%
Total	$703,169,281	100.0%
††	Includes Cash Equivalents (50.2% excluding Cash Equivalents).

Forward Currency Contracts, Open March 31, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 5/17/12	907,000,000	$ 10,965,533	$ 53,918
HSBC Securities (USA), Inc.:
Euro 4/5/12	7,200,000	9,601,247	(79,823)
Japanese Yen 4/5/12	939,000,000	11,347,664	146,659
		20,948,911	66,836
JPMorgan Chase & Co.: Japanese Yen 5/24/12	834,000,000	10,083,641	758
RBC Capital Markets Corp.: Japanese Yen 5/10/12	639,000,000	7,724,928	(56,161)
Total		$ 49,723,013	$ 65,351

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of March 31, 2012)

		Value as a %
		of Investment
	Value	Securities
Janus Aspen Worldwide Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$ 628,396	0.1
Indiabulls Infrastructure and Power, Ltd.	97,853	0.0%
	$ 726,249	0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$—	$628,396	$—
Electric - Generation	—	—	97,853
Internet Content - Entertainment	—	5,515,092	—
Metal - Iron	6,533,407	4,652,352	—
Oil Companies - Integrated	18,164,873	15,867,210	—
All Other	627,315,447	—	—

Preferred Stock	—	5,557,002	—

Warrant	—	8,720,375	—

Money Market	—	10,115,752	—
Total Investments in Securities	$652,013,727	$51,056,179	$97,853
Investment in Purchased Options:	$—	$1,522	$—
Other Financial Instruments(b):	$—	$(287,177)	$—

(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended March 31, 2012)

	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2012
Investments in Securities:
Common Stock
Agricultural Operations	$ 575,956	$ -	$ -	$ -	$ -	$ (575,956)	$ -
Electric - Generation	$ -	$ -	$ -	$ -	$ -	$ 97,853	$ 97,853

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Worldwide Portfolio	$123,782,944

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Moderate Allocation Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Protected Series - Growth, and Janus Aspen Worldwide Portfolio (collectively, the “Portfolios” and individually, the “Portfolio”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers eleven portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Capital Protection Agreement

Janus Aspen Protected Series - Growth has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of Janus Aspen Protected Series - Growth, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class so long as the terms and conditions of the Capital Protection Agreement is satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which the Portfolio allocates its portfolio assets between two investment components: (1) the “Equity Component,” through which the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. The Capital Protection Agreement also imposes very specific reporting and monitoring obligations on the Portfolio, on Janus Capital, and indirectly on the Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. There are numerous events that can cause the Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of either share class falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement due to the Portfolio pursuant to the agreement as of the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of the Portfolio. In addition, the Capital Protection Provider has the right to early terminate should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of the Capital Protection Agreement, the Portfolio will terminate and liquidate and the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection. Only shareholders who hold their shares on the date that the Capital Protection Agreement terminates are entitled to receive the Protected NAV from the Portfolio. The Capital Protection Provider’s obligations to the Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the triggering of the capital protection. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect the Portfolio against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75%.

The Protected NAV for each share class as well as the percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the Portfolio either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and the Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the NAV is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Portfolios may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Aspen Protected Series - Growth may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended March 31, 2012 is indicated in the tables below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2011	5,000	$696,000
Options written	-	-
Options closed	-	-
Options expired	(5,000)	(696,000)
Options exercised	-	-
Options outstanding at March 31, 2012	-	$-

Call Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2011	3,955	$134,620
Options written	870	90,300
Options closed	(1,450)	(51,245)
Options expired	(2,330)	(60,775)
Options exercised	(175)	(22,600)
Options outstanding at March 31, 2012	870	$ 90,300

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2011	705	$30,315
Options written	2,300	268,500
Options closed	(705)	(30,315)
Options expired	-
Options exercised	-	-
Options outstanding at March 31, 2012	2,300	$ 268,500

Call Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2011	100	$ 41,900
Options written	-	-
Options closed	-	-
Options expired	-	-
Options exercised	(100)	(41,900)
Options outstanding at March 31, 2012	-	$ -

Put Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2011	-	$ -
Options written	380	50,858
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2012	380	$ 50,858

Put Options	Number of Contracts	Premiums Received
Janus Aspen Protected Series - Growth
Options outstanding at January 3, 2012	-	$ -
Options written	3,912	-
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2012	3,912	$ -

Call Options	Number of Contracts	Premiums Received
Janus Aspen Worldwide Portfolio
Options outstanding at December 31, 2011	-	$ -
Options written	(652)	(51,341)
Options closed	-	-
Options expired	550	10,922
Options exercised	(102)	(40,419)
Options outstanding at March 31, 2012	-	$ -

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Portfolios adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Protected Series - Growth. The Portfolio’s participation in the Capital Protection Agreement also subjects the Portfolio to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Portfolio as well as other general information about the Portfolio, please refer to the Portfolio’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio and certain underlying funds of Janus Aspen Moderate Allocation Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. For Janus Aspen Protected Series - Growth, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as practicable after the termination date, but no later than 120 days after the termination date. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio's ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, and certain underlying funds of Janus Aspen Moderate Allocation Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2012 are indicated in the table below:

Portfolio	Average Monthly Value	Rates
Janus Aspen Balanced Portfolio	$3,889,192	4.2500% - 5.0000%
Janus Aspen Flexible Bond Portfolio	$2,549,444	4.2500% - 5.0000%

Counterparties

A shareholder’s ability to receive the Protected NAV from Janus Aspen Protected Series - Growth is dependent on the Portfolio’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. As such, Janus Aspen Protected Series - Growth’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Protected Series - Growth, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of the Portfolio; and (iii) any realized or unrealized losses on any investment of the Portfolio in money market funds.

Emerging Market Investing

Within the parameters of their investment policies, each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Portfolio’s performance.

Exchange-Traded Funds

The Portfolios may invest in ETFs, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios may invest directly in ETNs, which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio’s total returns. The Portfolios may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, and certain underlying funds of Janus Aspen Moderate Allocation Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios and underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolios and underlying funds may pay fees such as facility fees. Such fees may affect a Portfolio’s return.

Initial Public Offerings

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing

Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. This mortgage-backed securities purchase program ended in 2010. However, the U.S. Treasury has committed to continue its support for Fannie Mae’s and Freddie Mac’s capital as necessary to prevent them having a negative net worth through at least 2012. However, there is no assurance that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure Fannie Mae’s and Freddie Mac’s continued solvency. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio’s yield and the Portfolio’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

Certain Portfolios, particularly Janus Aspen Flexible Bond Portfolio and certain underlying funds of Janus Aspen Moderate Allocation Portfolio, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolios sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolios and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolios’ and underlying funds’ obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolios, maintained in a segregated account. To the extent that the Portfolios and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolios and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For Janus Aspen Protected Series - Growth, the Capital Protection Agreement is a restricted security transaction.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios, except Janus Aspen Protected Series - Growth, may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Portfolios may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1⁄3 of their total assets as determined at the time of the loan origination. When the Portfolios lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Portfolios may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Portfolios may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolios may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolios to collateralize the loan. If the Portfolios are unable to recover a security on loan, the Portfolios may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolios. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Portfolios’ direction to Deutsche Bank AG (the “Lending Agent”). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Portfolios’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Portfolios did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio and certain underlying funds of Janus Aspen Moderate Allocation Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio and underlying funds, normally 15 to 45 days later. Beginning on the date the Portfolio or an underlying fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

Investments in U.S. and foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2012 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 839,971,498	$ 164,767,480	$ (8,849,736)	$ 155,917,744
Janus Aspen Enterprise Portfolio	367,990,923	214,110,996	(5,358,296)	208,752,700
Janus Aspen Flexible Bond Portfolio	468,401,403	14,569,311	(1,160,003)	13,409,308
Janus Aspen Forty Portfolio	709,074,698	339,301,804	(18,132,452)	321,169,352
Janus Aspen Global Technology Portfolio	101,708,366	27,111,817	(2,365,627)	24,746,190
Janus Aspen Janus Portfolio	453,534,434	151,913,400	(6,707,451)	145,205,949
Janus Aspen Moderate Allocation Portfolio	291,750	17,688	(17)	17,671
Janus Aspen Overseas Portfolio	1,648,825,898	382,510,055	(260,274,064)	122,235,991
Janus Aspen Perkins Mid Cap Value Portfolio	102,804,769	21,010,307	(4,335,724)	16,674,583
Janus Aspen Protected Series - Growth	4,993,846	745,006	(37,700)	707,306
Janus Aspen Worldwide Portfolio	683,287,226	80,418,814	(60,536,759)	19,882,055

Information on the tax components of securities sold short as of March 31, 2012 is as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Depreciation
Janus Aspen Global Technology Portfolio	$ (1,106,958)	$158,483	$(5,388)	$153,095

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Portfolios are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2012, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 3/31/12
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio	$146,155,912	$(141,571,206)	$3,182	$14,107,999
Janus Aspen Enterprise Portfolio	23,971,736	(25,219,000)	3,020	8,968,606
Janus Aspen Flexible Bond Portfolio	99,252,425	(102,186,715)	4,980	18,117,715
Janus Aspen Forty Portfolio	47,833,188	(46,462,000)	6,314	18,897,188
Janus Aspen Global Technology Portfolio	14,471,142	(12,571,002)	472	2,117,140
Janus Aspen Janus Portfolio	35,500,351	(42,996,000)	5,208	13,004,276
Janus Aspen Overseas Portfolio	130,354,290	(130,851,408)	8,474	45,772,000
Janus Aspen Protected Series - Growth	5,495,087	(5,454,000)	92	41,087
Janus Aspen Worldwide Portfolio	35,952,625	(29,360,000)	2,244	10,115,752
	$538,986,756	$(536,671,331)	$33,986	$131,141,763

Affiliated Fund of Funds Transactions

Janus Aspen Moderate Allocation Portfolio may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2012, the Portfolio had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 3/31/2012
Janus Aspen Moderate Allocation Portfolio
INTECH International Fund(1) - Class I Shares	80	$ 553	(538)	$ (3,804)	$ 89	$ -	$ 14,351
INTECH U.S. Growth Fund(2) - Class I Shares	56	775	(441)	(6,325)	(535)	-	22,326
INTECH U.S. Value Fund(3) - Class I Shares	112	1,107	(904)	(9,207)	(630)	-	31,310
Janus Aspen Flexible Bond Portfolio- Institutional Shares	636	7,963	(2,062)	(25,865)	(433)	-	103,347
Janus Aspen Overseas Portfolio- Institutional Shares	12	553	(92)	(4,404)	(258)	-	15,393
Janus Emerging Markets Fund - Class I Shares	159	1,419	(1)	(7)	-	-	1,395
Janus Fund - Class I Shares	8	221	(49)	(1,521)	(143)	-	6,683
Janus Global Real Estate Fund - Class I Shares	31	275	(635)	(5,868)	(320)	-	3,874
Janus International Equity Fund - Class I Shares	93	996	(613)	(6,847)	(251)	-	27,633
Janus Research Fund - Class I Shares	15	471	(96)	(3,050)	(291)	-	15,858
Janus Short-Term Bond Fund - Class I Shares	797	2,456	(1,235)	(3,804)	(12)	92	16,163
Janus Triton Fund - Class I Shares	13	221	(84)	(1,522)	(115)	-	6,779
Janus Twenty Fund - Class D Shares	3	221	(35)	(2,121)	51	-	6,284
Perkins Large Cap Value Fund - Class I Shares	83	1,107	(560)	(7,607)	(232)	-	31,646
Perkins Small Cap Value Fund - Class I Shares	10	221	(69)	(1,522)	67	-	6,379
		$18,559		$(83,474)	$(3,013)	$92	$309,421
(1)	Formerly INTECH Risk-Managed International Fund
(2)	Formerly INTECH Risk-Managed Growth Fund
(3)	Formerly INTECH Risk-Managed Value Fund

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2012 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" on the Schedules of Investments (if applicable).

The Portfolios adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to a Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2012.

Portfolio	Transfers In Level 1 to Level 2	Transfers Out Level 2 to Level 1
Janus Aspen Balanced Portfolio	$--	$14,945,822
Janus Aspen Enterprise Portfolio	8,204,558	--
Janus Aspen Forty Portfolio	--	138,771,066
Janus Aspen Global Technology Portfolio	--	589,151
Janus Aspen Perkins Mid Cap Value Portfolio	630,154	--

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

Financial assets were transferred from Level 1 to Level 2 since the security halted trading and was valued by the Portfolios’ Global Pricing Committee.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The Accounting Standards Update was effective for interim and annual periods beginning after December 15, 2011. The Company adopted this new guidance and there was no material impact of the Portfolios’ financial statements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Portfolios shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Portfolios may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Portfolios are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Portfolios when measuring fair value (for example, when a Portfolio uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Portfolios cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Portfolios.

In addition, the Accounting Standards Update requires the Portfolios to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The significant unobservable inputs used in the fair value measurement of the securities include but are not limited to:

• Liquidity - changes to the liquidity market can have an impact on venture capital investments  if additional cash is needed

• Market conditions - market conditions may impact revenues, potential customers, the ability to raise cash, and the business climate

• Company specific news - product development progress, staff changes, etc. may indicate progress or setbacks in development of the company

• Portfolio manager/analyst commentary - valuation/net present value models, conference feedback, conversations with management, and market overviews add data to be used in fair value reviews

• Other - grey market trading activity and sector performance can provide fair value price indications

In general, any significant or non-significant event, and/or any significant increases or decreases in any of those inputs in isolation could result in a significantly lower or higher fair value measurement.

Quantitative disclosure about significant unobservable inputs as of March 31, 2012 is provided in the table below.

Asset	Fair Value at March 31, 2012	Valuation technique	Unobservable Input	Range (weighted average)
Workday, Inc.	$13.26	Discounted Cash flow	Weighted average cost of capital	5%-15% (10%)
			Revenue growth rate	40%-70% (50%)
			EBITDA multiple	10%-20% (10%)
			Capital Spending	10%-20% (10%)
Capital Protection Agreement	$0	Black-Scholes	Volatility	0%-50% (25%)

Subsequent Events

Effective April 27, 2012, the 1.00% redemption fee upon the sale or exchange of Service II Shares within 60 days of purchase or exchange was eliminated and is no longer charged by the Portfolios that offer Service II Shares. Effective April 27, 2012, Service II Shares of Janus Aspen Global Technology Portfolio and Janus Aspen Overseas Portfolio were converted to Service Shares of each respective Portfolio. Effective April 27, 2012, the Service II Shares of Janus Aspen Worldwide Portfolio were liquidated.

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2012 and through the date of issuance of the Portfolios’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Robin C. Beery Robin C. Beery, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery Robin C. Beery, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 30, 2012

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2012